Hartford Core Bond ETF
Schedule of Investments April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 16.5%
	Asset-Backed - Automobile - 0.0%
$ 10,000	Santander Drive Auto Receivables Trust 2.07%, 01/17/2023	$10,007

	Asset-Backed - Finance & Insurance - 2.3%
250,000	Carlyle Global Market Strategies CLO Ltd. 2.74%, 05/15/2031, 3 mo. USD LIBOR + 1.050%(1)(2)	237,569
250,000	Magnetite XVII Ltd. 2.24%, 07/20/2031, 3 mo. USD LIBOR + 1.100%(1)(2)	240,930

		478,499

	Commercial Mortgage - Backed Securities - 5.8%
100,000	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	104,729
150,000	Commercial Mortgage Trust 3.31%, 03/10/2048	157,521
50,000	Deutsche Bank Commercial Mortgage Trust 3.04%, 05/10/2049	51,609
	JPMBB Commercial Mortgage Securities Trust
150,000	2.95%, 06/15/2049	154,438
100,000	3.56%, 12/15/2048	104,561
150,000	JPMDB Commercial Mortgage Securities Trust 3.24%, 10/15/2050	157,073
100,000	Morgan Stanley Bank of America Merrill Lynch Trust 2.92%, 02/15/2046	101,051
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	49,395
100,000	VNDO Mortgage Trust 3.00%, 11/15/2030(1)	101,219
100,000	Wells Fargo Commercial Mortgage Trust 3.52%, 12/15/2048	103,749
102,213	WFRBS Commercial Mortgage Trust 2.98%, 06/15/2046	103,580

		1,188,925

	Other Asset Backed Securities - 2.7%
89,788	Consumer Loan Underlying Bond CLUB Credit Trust 2.26%, 03/15/2028(1)	86,764
75,139	Marlette Funding Trust 2.39%, 12/17/2029(1)	73,339
241,780	Pretium Mortgage Credit Partners LLC 2.86%, 05/27/2059(1)(3)	199,472
190,398	Towd Point Mortgage Trust 2.75%, 06/25/2057(1)(4)	191,880

		551,455

	Whole Loan Collateral CMO - 5.7%
	Angel Oak Mortgage Trust LLC
52,646	3.65%, 09/25/2048(1)(4)	52,626
60,522	3.67%, 07/27/2048(1)(4)	61,081
	Arroyo Mortgage Trust
94,785	3.76%, 04/25/2048(1)(4)	95,525
93,552	3.81%, 01/25/2049(1)(4)	94,801
	Bunker Hill Loan Depositary Trust
98,202	2.88%, 07/25/2049(1)(3)	96,778
94,348	3.61%, 10/26/2048(1)(3)	94,970
92,351	COLT Mortgage Loan Trust 3.34%, 05/25/2049(1)(4)	92,391
72,052	Deephaven Residential Mortgage Trust 2.96%, 07/25/2059(1)(4)	71,766
87,907	Galton Funding Mortgage Trust 3.50%, 11/25/2057(1)(4)	88,018
95,869	GCAT LLC 2.25%, 01/25/2060(1)(3)	96,569

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 92,682	MetLife Securitization Trust 3.75%, 03/25/2057(1)(4)	$95,607
	New Residential Mortgage Loan Trust
92,937	3.60%, 04/25/2049(1)(4)	95,225
36,732	3.75%, 03/25/2056(1)(4)	37,450
39,025	Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	40,209
994,760	Wells Fargo N.A. 1.13%, 02/15/2052(4)(5)	62,044

		1,175,060

	Total Asset & Commercial Mortgage-Backed Securities (cost $3,515,897)	$3,403,946

Corporate Bonds - 33.7%
	Aerospace/Defense - 0.6%
	Boeing Co.
5,000	3.25%, 02/01/2035	4,141
50,000	5.04%, 05/01/2027	50,000
	L3Harris Technologies, Inc.
20,000	3.85%, 06/15/2023(1)	20,958
5,000	4.40%, 06/15/2028(1)	5,647
10,000	Lockheed Martin Corp. 3.80%, 03/01/2045	12,050
25,000	United Technologies Corp. 4.45%, 11/16/2038	31,122

		123,918

	Agriculture - 0.8%
	Altria Group, Inc.
50,000	2.63%, 09/16/2026	50,703
40,000	3.88%, 09/16/2046	39,064
10,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	11,028
15,000	BAT Capital Corp. 4.91%, 04/02/2030	16,886
45,000	Reynolds American, Inc. 4.85%, 09/15/2023	48,865

		166,546

	Beverages - 1.7%
	Anheuser-Busch InBev Worldwide, Inc.
120,000	3.75%, 07/15/2042	122,650
5,000	4.35%, 06/01/2040	5,471
5,000	4.50%, 06/01/2050	5,596
25,000	4.75%, 01/23/2029	28,922
45,000	Coca-Cola Co. 1.45%, 06/01/2027	45,010
	Constellation Brands, Inc.
5,000	2.88%, 05/01/2030	5,083
5,000	3.15%, 08/01/2029	5,174
30,000	3.60%, 02/15/2028	32,043
5,000	4.65%, 11/15/2028	5,747
5,000	Keurig Dr Pepper, Inc. 3.20%, 05/01/2030	5,327
15,000	Molson Coors Brewing Co. 3.00%, 07/15/2026	14,886
	PepsiCo, Inc.
30,000	1.63%, 05/01/2030	29,679
5,000	2.63%, 03/19/2027	5,399
30,000	3.63%, 03/19/2050	36,205

		347,192

	Biotechnology - 0.2%
	Amgen, Inc.
10,000	1.90%, 02/21/2025	10,234
15,000	2.20%, 02/21/2027	15,400
15,000	2.45%, 02/21/2030	15,459

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 5,000	Gilead Sciences, Inc. 3.65%, 03/01/2026	$5,631

		46,724

	Chemicals - 0.5%
	Air Products and Chemicals, Inc.
5,000	1.50%, 10/15/2025	5,044
5,000	1.85%, 05/15/2027	5,066
5,000	Dow Chemical Co. 4.80%, 05/15/2049	5,720
40,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	43,244
10,000	LYB International Finance LLC 2.88%, 05/01/2025	10,116
	Sherwin-Williams Co.
15,000	2.30%, 05/15/2030	14,808
15,000	2.95%, 08/15/2029	15,554
5,000	3.30%, 05/15/2050	5,116
5,000	4.50%, 06/01/2047	6,045

		110,713

	Commercial Banks - 6.9%
	Bank of America Corp.
120,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(6)	122,733
100,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(6)	112,440
70,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(6)	84,057
	Bank of New York Mellon Corp.
55,000	2.10%, 10/24/2024	56,549
15,000	2.45%, 08/17/2026	15,675
	Citigroup, Inc.
55,000	3.20%, 10/21/2026	57,937
60,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(6)	66,089
20,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. SOFR + 3.914% thereafter)(6)	23,025
15,000	Fifth Third Bancorp 2.38%, 01/28/2025	15,233
	Goldman Sachs Group, Inc.
80,000	2.60%, 02/07/2030	79,459
15,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(6)	16,466
	JP Morgan Chase & Co.
285,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	290,929
10,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. SOFR + 2.460% thereafter)(6)	10,378
10,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(6)	10,355
25,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(6)	29,565
25,000	KeyCorp. 2.55%, 10/01/2029	24,098
	Morgan Stanley
115,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. SOFR + 1.143% thereafter)(6)	117,513
10,000	3.97%, 07/22/2038, (3.97% fixed rate until 07/22/2037; 3 mo. USD LIBOR + 1.455% thereafter)(6)	11,249
55,000	PNC Financial Services Group, Inc. 2.55%, 01/22/2030	56,283
30,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	30,198
	State Street Corp.
25,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(6)	25,728

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 10,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(1)(6)	$10,621
	Wells Fargo & Co.
125,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(6)	126,908
15,000	4.75%, 12/07/2046	17,783
10,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(6)	13,128

		1,424,399

	Commercial Services - 0.2%
	Equifax, Inc.
5,000	2.60%, 12/15/2025	5,064
5,000	3.10%, 05/15/2030	5,045
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	12,849
10,000	Global Payments, Inc. 3.20%, 08/15/2029	10,295

		33,253

	Construction Materials - 0.1%
30,000	Carrier Global Corp. 2.24%, 02/15/2025(1)	29,780

	Diversified Financial Services - 0.4%
30,000	American Express Co. 3.63%, 12/05/2024	31,886
40,000	BlackRock, Inc. 1.90%, 01/28/2031	39,988
5,000	Mastercard, Inc. 3.35%, 03/26/2030	5,692

		77,566

	Electric - 3.5%
15,000	Alabama Power Co. 4.15%, 08/15/2044	18,115
25,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	27,455
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	10,096
25,000	Commonwealth Edison Co. 2.55%, 06/15/2026	26,587
	Dominion Energy, Inc.
70,000	2.85%, 08/15/2026	72,528
20,000	5.95%, 06/15/2035	25,646
100,000	Duke Energy Corp. 2.65%, 09/01/2026	106,161
20,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	22,136
35,000	Evergy, Inc. 2.90%, 09/15/2029	35,883
5,000	Exelon Corp. 4.70%, 04/15/2050	6,432
	Georgia Power Co.
45,000	2.10%, 07/30/2023	46,422
10,000	4.30%, 03/15/2042	11,632
5,000	National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	5,487
40,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	45,516
10,000	Oncor Electric Delivery Co. LLC 2.95%, 04/01/2025	10,761
8,000	PacifiCorp 4.13%, 01/15/2049	10,096
35,000	Puget Energy, Inc. 3.65%, 05/15/2025	35,049
10,000	Sempra Energy 4.00%, 02/01/2048	11,312

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 35,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	$37,113
	Southern California Edison Co.
15,000	2.25%, 06/01/2030	14,759
20,000	2.85%, 08/01/2029	20,613
5,000	3.65%, 02/01/2050	5,436
15,000	4.00%, 04/01/2047	16,764
	Southern Co.
45,000	3.25%, 07/01/2026	48,010
20,000	3.70%, 04/30/2030	22,170
	Xcel Energy, Inc.
20,000	2.60%, 12/01/2029	20,813
10,000	3.50%, 12/01/2049	10,974

		723,966

	Environmental Control - 0.1%
20,000	Waste Management, Inc. 3.45%, 06/15/2029	22,723

	Food - 0.4%
20,000	Conagra Brands, Inc. 4.85%, 11/01/2028	23,438
20,000	General Mills, Inc. 2.88%, 04/15/2030	21,396
25,000	Philip Morris International, Inc. 2.10%, 05/01/2030	24,793
15,000	Sysco Corp. 5.95%, 04/01/2030	17,727

		87,354

	Gas - 0.4%
20,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	20,758
	NiSource, Inc.
20,000	3.49%, 05/15/2027	21,495
25,000	3.60%, 05/01/2030	27,893
20,000	Sempra Energy 3.40%, 02/01/2028	21,048

		91,194

	Healthcare-Products - 0.3%
10,000	Baxter International, Inc. 3.95%, 04/01/2030(1)	11,631
15,000	Becton Dickinson and Co. 3.36%, 06/06/2024	15,946
10,000	Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	10,820
15,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	15,156

		53,553

	Healthcare-Services - 0.8%
	Anthem, Inc.
65,000	2.88%, 09/15/2029	67,625
5,000	4.38%, 12/01/2047	5,924
15,000	CommonSpirit Health 2.76%, 10/01/2024	14,730
	UnitedHealth Group, Inc.
60,000	2.38%, 08/15/2024	63,176
15,000	4.75%, 07/15/2045	19,892

		171,347

	Household Products - 0.1%
10,000	Estee Lauder Cos., Inc. 2.60%, 04/15/2030	10,424

	Insurance - 0.8%
25,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	31,484

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

	Marsh & McLennan Cos., Inc.
$ 60,000	3.88%, 03/15/2024	$65,267
5,000	4.75%, 03/15/2039	6,247
5,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	5,672
15,000	Progressive Corp. 3.20%, 03/26/2030	16,755
30,000	Willis North America, Inc. 2.95%, 09/15/2029	30,487

		155,912

	Internet - 1.3%
60,000	Amazon.com, Inc. 3.15%, 08/22/2027	67,402
200,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(1)	204,546

		271,948

	IT Services - 1.4%
65,000	Apple, Inc. 2.20%, 09/11/2029	69,116
	International Business Machines Corp.
100,000	1.95%, 05/15/2030	100,000
100,000	3.30%, 05/15/2026	110,259

		279,375

	Machinery - Construction & Mining - 0.1%
20,000	Caterpillar, Inc. 2.60%, 04/09/2030	21,201

	Machinery-Diversified - 0.3%
	John Deere Capital Corp.
5,000	1.20%, 04/06/2023	5,040
5,000	1.75%, 03/09/2027	5,014
40,000	2.60%, 03/07/2024	41,891

		51,945

	Media - 2.0%
	Charter Communications Operating LLC / Charter Communications Operating Capital
20,000	2.80%, 04/01/2031	20,138
25,000	4.20%, 03/15/2028	27,674
70,000	5.13%, 07/01/2049	83,317
	Comcast Corp.
65,000	3.20%, 07/15/2036	70,808
10,000	3.40%, 04/01/2030	11,228
5,000	3.40%, 07/15/2046	5,531
10,000	4.70%, 10/15/2048	13,114
5,000	4.75%, 03/01/2044	6,484
5,000	4.95%, 10/15/2058	7,092
15,000	Cox Communications, Inc. 4.50%, 06/30/2043(1)	16,411
	Discovery Communications LLC
30,000	3.95%, 03/20/2028	31,566
30,000	4.13%, 05/15/2029	31,520
10,000	5.30%, 05/15/2049	11,593
	ViacomCBS, Inc.
10,000	4.38%, 03/15/2043	9,737
60,000	4.95%, 01/15/2031	63,962

		410,175

	Miscellaneous Manufacturing - 0.2%
5,000	3M Co. 3.05%, 04/15/2030	5,459
20,000	General Electric Co. 3.63%, 05/01/2030	20,074
5,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	5,868

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 15,000	Parker-Hannifin Corp. 2.70%, 06/14/2024	$15,329

		46,730

	Oil & Gas - 0.7%
	BP Capital Markets America, Inc.
15,000	3.54%, 04/06/2027	15,812
15,000	3.63%, 04/06/2030	16,168
5,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	4,941
10,000	EOG Resources, Inc. 4.38%, 04/15/2030	11,102
	Equinor ASA
20,000	3.63%, 04/06/2040	21,627
10,000	3.70%, 04/06/2050	11,132
	Exxon Mobil Corp.
25,000	4.23%, 03/19/2040	29,966
20,000	4.33%, 03/19/2050	24,479
5,000	Hess Corp. 5.60%, 02/15/2041	4,374
5,000	Phillips 66 3.85%, 04/09/2025	5,237
5,000	Valero Energy Corp. 2.85%, 04/15/2025	4,959

		149,797

	Pharmaceuticals - 2.4%
	AbbVie, Inc.
30,000	3.20%, 11/21/2029(1)	31,874
45,000	4.25%, 11/21/2049(1)	51,883
5,000	Allergan Funding SCS 4.55%, 03/15/2035	5,773
15,000	Bristol-Myers Squibb Co. 3.40%, 07/26/2029(1)	17,164
	Cigna Corp.
5,000	2.40%, 03/15/2030	5,054
60,000	3.05%, 10/15/2027(1)	62,730
27,000	3.75%, 07/15/2023	28,842
	CVS Health Corp.
45,000	3.00%, 08/15/2026	47,792
10,000	4.13%, 04/01/2040	11,222
30,000	5.13%, 07/20/2045	37,498
40,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	44,778
	Johnson & Johnson
30,000	2.45%, 03/01/2026	32,360
10,000	3.55%, 03/01/2036	11,773
20,000	Merck & Co., Inc. 3.40%, 03/07/2029	23,065
	Novartis Capital Corp.
30,000	2.00%, 02/14/2027	31,769
20,000	2.20%, 08/14/2030	21,216
10,000	Pfizer, Inc. 2.63%, 04/01/2030	10,860
10,000	Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/2023	10,398

		486,051

	Pipelines - 1.0%
50,000	Energy Transfer Operating L.P. 3.75%, 05/15/2030	45,506
25,000	Enterprise Products Operating LLC 4.80%, 02/01/2049	27,111
	MPLX L.P.
35,000	4.13%, 03/01/2027	33,846
10,000	5.20%, 12/01/2047(1)	9,127

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 20,000	Sunoco Logistics Partners Operations L.P. 5.30%, 04/01/2044	$17,371
15,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	14,850
	TransCanada PipeLines Ltd.
30,000	4.10%, 04/15/2030	32,489
20,000	4.75%, 05/15/2038	21,286

		201,586

	REITS - 0.1%
15,000	American Tower Corp. 2.40%, 03/15/2025	15,450

	Retail - 0.9%
	Alimentation Couche-Tard, Inc.
5,000	2.95%, 01/25/2030(1)	4,894
5,000	3.80%, 01/25/2050(1)	4,692
20,000	AutoZone, Inc. 3.63%, 04/15/2025	21,422
35,000	Costco Wholesale Corp. 1.60%, 04/20/2030	34,737
	Home Depot, Inc.
10,000	2.50%, 04/15/2027	10,576
10,000	3.35%, 09/15/2025	11,124
10,000	3.50%, 09/15/2056	11,318
10,000	Lowe’s Cos., Inc. 3.70%, 04/15/2046	10,876
	McDonald’s Corp.
5,000	3.35%, 04/01/2023	5,317
20,000	3.63%, 09/01/2049	21,890
10,000	3.70%, 02/15/2042	10,849
15,000	4.20%, 04/01/2050	17,865
10,000	Starbucks Corp. 3.80%, 08/15/2025	10,934
15,000	Walmart, Inc. 3.40%, 06/26/2023	16,195

		192,689

	Semiconductors - 1.7%
65,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	67,761
	Broadcom, Inc.
8,000	4.25%, 04/15/2026(1)	8,574
80,000	5.00%, 04/15/2030(1)	89,983
	Intel Corp.
45,000	2.45%, 11/15/2029	47,672
30,000	3.25%, 11/15/2049	33,364
10,000	Lam Research Corp. 1.90%, 06/15/2030	10,000
20,000	NVIDIA Corp. 2.85%, 04/01/2030	21,792
	NXP B.V. / NXP Funding LLC
35,000	4.88%, 03/01/2024(1)	37,997
8,000	5.35%, 03/01/2026(1)	9,049
5,000	5.55%, 12/01/2028(1)	5,710
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
10,000	3.15%, 05/01/2027(1)	10,104
17,000	4.30%, 06/18/2029(1)	18,039

		360,045

	Software - 1.0%
	Fidelity National Information Services, Inc.
15,000	3.00%, 08/15/2026	15,925
16,000	3.75%, 05/21/2029	17,961
20,000	Fiserv, Inc. 3.20%, 07/01/2026	21,416
	Microsoft Corp.
10,000	3.50%, 11/15/2042	11,859

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 20,000	4.25%, 02/06/2047	$26,800
	Oracle Corp.
30,000	2.50%, 04/01/2025	31,562
20,000	2.65%, 07/15/2026	21,291
20,000	3.60%, 04/01/2050	22,719
15,000	3.80%, 11/15/2037	17,079
10,000	salesforce.com, Inc. 3.25%, 04/11/2023	10,657

		197,269

	Telecommunications - 1.9%
	AT&T, Inc.
25,000	3.80%, 02/15/2027	27,144
75,000	4.30%, 02/15/2030	84,328
10,000	4.35%, 06/15/2045	10,962
	T-Mobile USA, Inc.
30,000	3.50%, 04/15/2025(1)	31,723
45,000	3.88%, 04/15/2030(1)	49,384
15,000	4.50%, 04/15/2050(1)	17,556
	Verizon Communications, Inc.
15,000	3.15%, 03/22/2030	16,630
5,000	4.00%, 03/22/2050	6,228
55,000	4.13%, 03/16/2027	63,841
55,000	4.13%, 08/15/2046	67,608
15,000	Vodafone Group plc 4.38%, 02/19/2043	16,902

		392,306

	Transportation - 0.8%
5,000	Burlington Northern Santa Fe LLC 3.05%, 02/15/2051	5,236
	CSX Corp.
35,000	2.40%, 02/15/2030	35,988
15,000	3.25%, 06/01/2027	16,211
	FedEx Corp.
5,000	3.30%, 03/15/2027	5,097
25,000	3.80%, 05/15/2025	26,778
25,000	4.25%, 05/15/2030	27,297
5,000	Norfolk Southern Corp. 3.40%, 11/01/2049	5,356
	Union Pacific Corp.
15,000	3.25%, 02/05/2050	15,619
20,000	4.10%, 09/15/2067	22,837

		160,419

	Water - 0.1%
	American Water Capital Corp.
5,000	2.80%, 05/01/2030	5,344
10,000	3.75%, 09/01/2028	11,294
10,000	4.15%, 06/01/2049	12,494

		29,132

	Total Corporate Bonds (cost $6,800,406)	$6,942,682

Foreign Government Obligations - 0.0%
	Peru - 0.0%
5,000	Peruvian Government International Bond 2.39%, 01/23/2026	5,100

	Total Foreign Government Obligations (cost $5,000)	$5,100

Municipal Bonds - 1.2%
	Development - 0.5%
25,000	California State, GO Taxable 7.30%, 10/01/2039	39,637

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 55,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	$58,405

		98,042

	General - 0.5%
	County of Riverside, CA
55,000	2.96%, 02/15/2027	55,512
55,000	3.07%, 02/15/2028	55,489

		111,001

	Higher Education - 0.1%
	Marshall University, WV
10,000	2.91%, 05/01/2026	10,424
10,000	3.63%, 05/01/2034	10,657

		21,081

	Transportation - 0.1%
10,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	9,811

	Total Municipal Bonds (cost $235,319)	$239,935

U.S. Government Agencies - 39.3%
	Mortgage-Backed Agencies - 39.3%
	FHLMC - 0.6%
$ 37,941	1.13%, 12/15/2027	$38,115
99,976	1.13%, 01/25/2030(4)(5)	8,720
41,264	1.25%, 12/15/2027	41,576
41,062	2.50%, 12/15/2042	42,611

		131,022

	FNMA - 5.2%
$ 178,179	1.25%, 02/25/2028	$179,481
42,217	1.50%, 09/25/2027	42,790
793,337	3.00%, 03/01/2050	837,994

		1,060,265

	GNMA - 12.5%
$ 400,000	2.50%, 05/20/2050(7)	$422,312
400,000	2.50%, 06/22/2050(7)	421,250
400,000	3.00%, 05/20/2050(7)	425,807
825,000	3.50%, 05/20/2050(7)	875,145
400,000	4.00%, 05/20/2050(7)	425,531

		2,570,045

	UMBS - 21.0%
$ 300,000	2.50%, 05/18/2035(7)	$313,676
1,800,000	2.50%, 05/13/2050(7)	1,874,883
800,000	3.50%, 05/13/2050(7)	845,320
800,000	4.00%, 05/13/2050(7)	852,093
400,000	4.50%, 05/13/2050(7)	431,250

		4,317,222

	Total U.S. Government Agencies (cost $8,030,746)	$8,078,554

U.S. Government Securities - 24.6%
	U.S. Treasury Securities - 24.6%
	U.S. Treasury Bonds - 10.0%
$ 528,000	2.38%, 11/15/2049(8)(9)	$670,787
190,000	3.75%, 11/15/2043	287,954
666,000	4.63%, 02/15/2040	1,092,708

		2,051,449

	U.S. Treasury Notes - 14.6%
135,185	0.13%, 04/15/2025	138,630
20,558	1.00%, 02/15/2049(10)	27,477
1,000,000	1.38%, 01/31/2022	1,020,430
195,000	1.38%, 01/31/2025	204,430

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 1,515,000	1.50%, 01/31/2027		$1,615,428

			3,006,395

	Total U.S. Government Securities (cost $4,793,869)		$5,057,844

	Total Long-Term Investments (cost $23,381,237)		$23,728,061

Short-Term Investments - 19.8%
	Other Investment Pools & Funds - 19.8%
4,078,728	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(11)		4,078,728

	Total Short-Term Investments (cost $4,078,728)		$4,078,728

	Total Investments (cost $27,459,965)	135.1%	$27,806,789

	Other Assets & Liabilities	(35.1)%	(7,223,497)

	Total Net Assets	100.0%	$20,583,292

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $3,046,823, representing 14.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Represents or includes a TBA transaction.
(8)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2020, the market value of securities pledged was $66,062.
(9)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2020, the market value of securities pledged was $63,521.
(10)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	Current yield as of period end.

OTC Swaption Contracts Outstanding at April 30, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written swaption contracts:
Calls
CDX.NA.IG.34*	MSC	105.00%	Receive	05/20/20	USD	(1,030,000)	1,030,000	$(9,682)	$(7,313)	$(2,369)
CDX.NA.IG.34*	MSC	95.00%	Receive	05/20/20	USD	(510,000)	510,000	(2,787)	(3,876)	1,089

Total Calls								$(12,469)	$(11,189)	$(1,280)

Written swaption contracts:
Puts
CDX.NA.IG.34*	MSC	105.00%	Receive	05/20/20	USD	(1,030,000)	1,030,000	$(1,145)	$(3,811)	$2,666

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

CDX.NA.IG.34*	MSC	95.00%	Receive	05/20/20	USD	(510,000)	510,000	(1,071)	(2,193)	1,122

Total Puts								$(2,216)	$(6,004)	$3,788

Total written OTC swaption contracts								$(14,685)	$(17,193)	$2,508

* Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	2	06/30/2020	$440,859	$74

Short position contracts:
U.S. Treasury 10-Year Note Future	3	06/19/2020	$417,188	$354
U.S. Treasury 10-Year Ultra Future	2	06/19/2020	314,062	(2,097)
U.S. Treasury Long Bond Future	1	06/19/2020	181,031	(627)

Total				$(2,370)

Total futures contracts				$(2,296)

OTC Credit Default Swap Contracts Outstanding at April 30, 2020

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.12	MSC	USD	210,000	(0.50%)	08/17/61	Monthly	$1,594	$—	$1,983	$389

Total OTC credit default swap contracts							$1,594	$—	$1,983	$389

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2020

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices issues:
Sell protection:
CDX.NA.IG.33.V1	USD	485,000	(1.00%)	12/20/24	Quarterly	$8,312	$6,252	$(2,060)

Total centrally cleared credit default swaps						$8,312	$6,252	$(2,060)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2020

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)

3 Mo. USD LIBOR	0.84% Fixed	USD	75,000	03/20/30	Semi-Annual	$—	$—	$(1,482)	$(1,482)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue

Hartford Core Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$3,403,946	$—	$3,403,946	$—
Corporate Bonds	6,942,682	—	6,942,682	—
Foreign Government Obligations	5,100	—	5,100	—
Municipal Bonds	239,935	—	239,935	—
U.S. Government Agencies	8,078,554	—	8,078,554	—
U.S. Government Securities	5,057,844	—	5,057,844	—
Short-Term Investments	4,078,728	4,078,728	—	—
Futures Contracts(2)	428	428	—	—
Swaps - Credit Default(2)	389	—	389	—

Total	$27,807,606	$4,079,156	$23,728,450	$—

Liabilities
Futures Contracts(2)	$(2,724)	$(2,724)	$—	$—
Swaps - Credit Default(2)	(2,060)	—	(2,060)	—
Swaps - Interest Rate(2)	(1,482)	—	(1,482)	—
Written Options	(14,685)	—	(14,685)	—

Total	$(20,951)	$(2,724)	$(18,227)	$—

(1)	For the period ended April 30, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Municipal Opportunities ETF
Schedule of Investments April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 96.0%
	Alabama - 3.2%
$ 100,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	$116,841
90,000	Jefferson County, AL, GO 5.00%, 04/01/2024	102,351
1,000,000	Lower Alabama Gas Dist 5.00%, 09/01/2031	1,191,850
1,590,000	State of Alabama Docks Department 5.00%, 10/01/2026	1,873,545
665,000	State of Alabama, Troy University 5.00%, 11/01/2023	742,798

		4,027,385

	Arizona - 1.2%
480,000	Coconino County, AZ, Pollution Control Corp. 1.80%, 09/01/2032(1)	480,120
185,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2031	214,360
750,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035	751,447
110,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(2)	103,014

		1,548,941

	California - 5.6%
205,000	Alameda County, Oakland, CA, Unified School Dist, GO 4.00%, 08/01/2034	223,136
145,000	California County, CA, Tobacco Securitization Agency 5.00%, 06/01/2020	145,203
	City of Los Angeles, CA, Department of Airports
1,450,000	5.00%, 05/15/2035	1,651,318
1,500,000	5.00%, 05/15/2040	1,503,180
150,000	Fresno, CA, Unified School Dist, GO 0.00%, 08/01/2032(3)	102,723
500,000	Golden State Tobacco Securitization Corp., CA 5.00%, 06/01/2032	574,135
100,000	Romoland, CA, School Dist 5.00%, 09/01/2043	108,477
1,000,000	San Francisco California City & County Airport Comm-San Francisco International Airport 5.00%, 05/01/2043	1,118,520
	San Joaquin Hills, CA, Transportation Corridor Agency
80,000	0.00%, 01/15/2026(3)	66,242
215,000	0.00%, 01/15/2032(3)	138,264
70,000	0.00%, 01/15/2035(3)	38,775
1,300,000	Tender Option Bond Trust Receipts/Certificates 0.25%, 12/01/2022(1)(2)	1,300,000

		6,969,973

	Colorado - 1.9%
835,000	Colorado Health Facs Auth Rev 5.00%, 08/01/2044	890,770
175,000	Denver, CO, Urban Renewal Auth 5.25%, 12/01/2039(2)	161,317
1,030,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2029	1,268,527

		2,320,614

	Connecticut - 3.0%
100,000	City of Bridgeport, CT, GO 5.00%, 07/15/2034	118,048
950,000	Connecticut Housing Finance Auth Rev 4.25%, 05/15/2042	1,022,418
320,000	Connecticut State Health & Educational Facs Auth 5.00%, 07/01/2026	336,640

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

	State of Connecticut, GO
$ 380,000	5.00%, 11/15/2025	$435,556
1,000,000	5.00%, 09/15/2027	1,180,560
500,000	5.00%, 04/15/2029	581,620

		3,674,842

	District of Columbia - 0.5%
	Dist of Columbia Rev
250,000	5.00%, 07/01/2037	223,422
455,000	5.00%, 07/01/2042	390,149

		613,571

	Florida - 6.4%
270,000	Broward County, FL, Airport System Rev 4.00%, 10/01/2044	275,157
125,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2043	117,431
365,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2050	351,696
1,000,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2037	1,107,380
1,550,000	JEA, FL, Electric System Rev 5.00%, 10/01/2022	1,707,309
	JEA, FL, Water & Sewer System Rev
1,550,000	0.25%, 10/01/2038(1)	1,550,000
1,500,000	0.35%, 10/01/2041(1)	1,500,000
	Polk County, FL, Industrial Dev Auth
705,000	5.00%, 01/01/2029	723,901
190,000	5.00%, 01/01/2055	173,440
35,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	40,646
500,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	430,660

		7,977,620

	Georgia - 2.2%
	Burke County, GA, Dev Auth Rev
1,000,000	2.05%, 10/01/2032(1)	1,000,310
200,000	3.00%, 11/01/2045(1)	201,238
200,000	Main Street, GA, Natural Gas, Inc. 5.50%, 09/15/2023	220,204
	Municipal Electric Auth, GA
1,000,000	5.00%, 01/01/2028	1,098,430
215,000	5.00%, 01/01/2056	226,902

		2,747,084

	Hawaii - 0.1%
100,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	115,803

	Illinois - 14.3%
	Chicago, IL, Board of Education, GO
105,000	0.00%, 12/01/2023(3)	93,502
110,000	0.00%, 12/01/2026(3)	87,352
65,000	5.00%, 12/01/2020	65,571
250,000	5.00%, 12/01/2024	254,777
500,000	5.00%, 12/01/2028	504,685
250,000	5.00%, 04/01/2033	249,997
400,000	5.00%, 12/01/2046	366,232
	Chicago, IL, Transit Auth
1,490,000	5.00%, 12/01/2021	1,577,344
445,000	5.00%, 06/01/2024	502,748
130,000	5.25%, 12/01/2024	138,410
105,000	5.25%, 12/01/2025	111,656
	City of Chicago, IL, GO
500,000	0.00%, 01/01/2026(3)	391,995
400,000	5.00%, 01/01/2024	408,468
	City of Chicago, IL, Wastewater Transmission Rev

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 90,000	5.00%, 01/01/2027	$96,721
50,000	5.50%, 01/01/2030	61,610
1,075,000	City of Decatur, IL, GO 5.00%, 03/01/2035	1,243,904
100,000	Cook County, IL, GO 5.00%, 11/15/2021	102,140
195,000	Illinois Housing Dev Auth 4.00%, 02/01/2035	200,203
	Illinois State Finance Auth Rev
235,000	5.00%, 08/15/2033	279,429
150,000	5.00%, 11/15/2045	154,461
615,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO 5.00%, 12/01/2025	729,267
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO
1,000,000	5.00%, 01/01/2021	1,025,560
100,000	5.00%, 01/01/2032	119,717
150,000	Kendall Kane & Will Counties, IL, Unified School Dist, GO 0.00%, 02/01/2027(3)	131,208
205,000	Metropolitan Pier & Exposition Auth, IL 0.00%, 12/15/2025(3)	171,491
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	160,797
75,000	5.25%, 06/01/2021	78,089
	Regional Transportation, IL, Auth Rev
150,000	5.00%, 06/01/2024	165,477
1,000,000	6.00%, 07/01/2024	1,120,430
	Sales Tax Securitization Corp., IL
500,000	5.00%, 01/01/2029	562,935
455,000	5.00%, 01/01/2030	521,334
985,000	5.00%, 01/01/2037	1,067,119
	State of Illinois, GO
1,040,000	5.00%, 03/01/2021	1,041,425
1,250,000	5.00%, 06/15/2022	1,283,650
450,000	5.00%, 12/01/2024	445,293
1,000,000	5.00%, 02/01/2027	973,400
115,000	5.00%, 06/15/2027	119,747
300,000	5.00%, 11/01/2027	290,649
750,000	5.25%, 12/01/2030	722,280
100,000	Village of Bolingbrook, IL, GO 5.00%, 01/01/2028	122,681

		17,743,754

	Indiana - 0.2%
282,098	City of Evansville, IN 3.00%, 06/01/2034	280,228

	Iowa - 1.4%
	Iowa Student Loan Liquidity Corp.
400,000	5.00%, 12/01/2020	406,820
350,000	5.00%, 12/01/2025	399,528
	State of Iowa, Finance Auth
215,000	2.88%, 05/15/2049	205,751
575,000	5.00%, 02/15/2027	676,378

		1,688,477

	Kentucky - 1.2%
110,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	122,648
100,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(1)	103,902
1,250,000	Louisville, KY, Regional Airport Auth 5.00%, 07/01/2021	1,299,287

		1,525,837

	Maine - 0.3%
305,000	Finance Auth of Maine Rev 5.00%, 12/01/2021	319,378

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

	Maryland - 1.0%
$ 40,000	Maryland Health & Higher Educational Facs Auth 2.88%, 07/01/2023	$39,386
1,000,000	State of Maryland, GO 5.00%, 03/15/2028	1,241,040

		1,280,426

	Massachusetts - 3.5%
1,500,000	Commonwealth of Massachusetts, GO 5.00%, 01/01/2042	1,776,765
	Massachusetts Dev Finance Agency, Rev
250,000	5.00%, 07/01/2020	251,168
660,000	5.00%, 07/01/2031	750,413
675,000	5.00%, 07/01/2034	717,516
350,000	5.00%, 07/01/2044	364,977
100,000	5.00%, 07/01/2048	108,399
380,000	5.00%, 10/01/2057(2)	342,243

		4,311,481

	Michigan - 3.6%
345,000	City of Detroit, MI, GO 5.00%, 04/01/2022	350,434
1,100,000	Michigan Finance Auth Rev 5.00%, 07/01/2035	1,259,467
	Michigan State Housing Dev Auth
1,200,000	4.25%, 06/01/2049	1,291,236
670,000	4.25%, 12/01/2049	720,813
275,000	New Haven, MI, Community Schools, GO 5.00%, 05/01/2032	337,147
500,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2025	568,790

		4,527,887

	Minnesota - 1.7%
	Duluth, MN, Independent School Dist No. 709
750,000	5.00%, 02/01/2022	797,887
575,000	5.00%, 02/01/2025	665,908
403,190	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	408,794
200,000	St. Francis, MN, Independent School Dist No. 15, GO 4.00%, 02/01/2030	212,110

		2,084,699

	Mississippi - 0.9%
1,000,000	State of Mississippi 5.00%, 10/15/2029	1,153,910

	Missouri - 2.6%
990,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist 4.00%, 10/01/2036	1,092,317
400,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2031	459,224
510,000	Kansas City, MO, Industrial Dev Auth 5.00%, 03/01/2032	585,694
500,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042	448,300
650,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2028	626,795

		3,212,330

	Nevada - 2.3%
275,000	City of North Las Vegas, NV 4.50%, 06/01/2039	252,808
280,000	City of Reno, NV, Sales Tax Rev 5.00%, 06/01/2033	338,408
175,000	City of Sparks, NV 2.50%, 06/15/2024(2)	168,345

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 1,100,000	Clark County, NV, School Dist, GO 5.00%, 06/15/2021	$1,144,847
250,000	County of Clark, NV, Passenger Facs Charge Rev 5.00%, 07/01/2028	294,722
	Las Vegas, NV, New Convention Center Auth Rev
200,000	5.00%, 07/01/2029	206,410
450,000	5.00%, 07/01/2034	473,490

		2,879,030

	New Hampshire - 0.2%
215,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	261,264

	New Jersey - 2.3%
1,000,000	City of Bayonne, NJ, GO 0.00%, 07/01/2023(3)	952,560
	New Jersey Economic Dev Auth
400,000	5.00%, 06/15/2022	408,516
150,000	5.00%, 06/15/2023	154,025
255,000	New Jersey Educational Facs Auth 5.00%, 06/01/2020	255,311
125,000	New Jersey Transportation Trust Fund Auth 5.00%, 12/15/2023	128,726
250,000	New Jersey Turnpike Auth 4.00%, 01/01/2033	264,833
	Tobacco Settlement Financing Corp., NJ
340,000	5.00%, 06/01/2024	377,587
250,000	5.00%, 06/01/2029	293,767

		2,835,325

	New Mexico - 0.2%
155,000	City of Santa Fe, NM Rev 5.00%, 05/15/2049	133,052
90,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	95,927

		228,979

	New York - 5.0%
485,000	City of New York, NY, GO 5.00%, 03/01/2039	579,391
480,000	Metropolitan Transportation Auth, NY, Rev 5.00%, 11/15/2020	480,192
165,000	New York City Transitional Finance Auth Future Tax Secured Rev 5.00%, 11/01/2021	168,378
	New York State Dormitory Auth Rev
1,000,000	5.00%, 02/15/2038	1,150,500
1,000,000	5.00%, 03/15/2048	1,182,814
700,000	Port Auth of New York & New Jersey Rev 5.00%, 11/01/2038	797,825
1,395,000	State of New York Mortgage Agency 3.25%, 04/01/2025	1,462,518
390,000	Syracuse, NY, Industrial Dev Agency 5.00%, 01/01/2031	350,477

		6,172,095

	North Carolina - 0.8%
	North Carolina Medical Care Commission
255,000	4.00%, 01/01/2025	249,997
395,000	5.00%, 01/01/2038	396,628
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
145,000	5.00%, 01/01/2039	139,046
210,000	5.00%, 01/01/2044	205,987

		991,658

	Ohio - 2.9%
250,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2029	303,585

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 1,000,000	American Municipal Power, Inc., OH 2.30%, 02/15/2038(1)	$992,360
2,275,000	Buckeye, OH, Tobacco Settlement Finance Auth 5.00%, 06/01/2055	2,024,773
100,000	Cleveland, OH, Department of Public Utilities 5.00%, 11/15/2030	124,125
100,000	County of Lucas, OH 5.00%, 11/15/2020	101,815

		3,546,658

	Oklahoma - 1.2%
	Oklahoma Dev Finance Auth
905,000	1.63%, 07/06/2023	856,927
30,000	5.25%, 08/15/2048	30,942
30,000	5.50%, 08/15/2057	31,167
505,000	Oklahoma Housing Finance Agency 5.00%, 09/01/2043	522,109

		1,441,145

	Oregon - 0.4%
30,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO 5.00%, 06/15/2038(4)	36,015
20,000	Marion County, OR, School Dist No. 15 North Marion, GO 0.00%, 06/15/2037(3)	11,361
115,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO 0.00%, 06/15/2038(3)	64,739
	Salem Hospital Facs Auth, OR
40,000	5.00%, 05/15/2038	39,578
30,000	5.00%, 05/15/2048	28,483
105,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	113,014
170,000	State of Oregon, GO 4.00%, 12/01/2048	179,703
100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J, GO 0.00%, 06/15/2034(3)	65,048

		537,941

	Pennsylvania - 6.7%
585,000	Allegheny County, PA, Airport Auth 5.00%, 01/01/2026	618,994
135,000	Armstrong, PA, School Dist, GO 4.00%, 03/15/2035	154,375
565,000	City of Philadelphia, PA, GO 5.00%, 02/01/2035	692,374
100,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2027	115,751
590,000	Erie, PA, City School Dist, GO 5.00%, 04/01/2028	727,706
	Montgomery County, PA, Industrial Dev Auth Rev
230,000	5.00%, 12/01/2030	233,238
240,000	5.00%, 12/01/2044	246,629
100,000	5.00%, 12/01/2046	95,883
1,000,000	Pennsylvania Economic Dev Financing Auth 2.63%, 11/01/2021	1,017,280
	Pennsylvania Higher Educational Facs Auth
250,000	5.00%, 05/01/2025	280,220
750,000	5.00%, 05/01/2037	819,802
	Pennsylvania Housing Finance Agency
445,000	3.10%, 04/01/2023	454,456
1,445,000	4.00%, 10/01/2038	1,510,560
	Pennsylvania Turnpike Commission Rev
150,000	5.00%, 12/01/2030	179,411
95,000	5.00%, 12/01/2037	105,175

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 540,000	Philadelphia, PA, School Dist, GO 5.00%, 09/01/2032	$662,062
15,000	Pittsburgh, PA, Water & Sewer Auth 5.00%, 09/01/2034	18,546
375,000	Wilkes-Barre Area, PA, School Dist, GO 5.00%, 04/15/2059	434,392

		8,366,854

	Puerto Rico - 1.2%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
5,400,000	0.00%, 07/01/2051(3)	938,250
625,000	5.00%, 07/01/2058	585,669

		1,523,919

	Rhode Island - 0.2%
200,000	Rhode Island Student Loan Auth 5.00%, 12/01/2027	235,976

	South Carolina - 1.8%
390,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC 5.00%, 12/01/2029	451,452
1,000,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2028	1,163,350
	South Carolina State Public Service Auth
500,000	5.00%, 12/01/2034	530,790
125,000	5.00%, 12/01/2050	130,705

		2,276,297

	South Dakota - 0.8%
950,000	South Dakota Housing Dev Auth 4.50%, 11/01/2048	1,028,289

	Tennessee - 1.6%
110,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	117,347
	Tennessee Energy Acquisition Corp.
500,000	5.00%, 02/01/2022	520,560
300,000	5.00%, 02/01/2023	316,938
295,000	5.00%, 02/01/2025	320,066
455,000	5.00%, 02/01/2027	505,009
150,000	Tennessee Housing Dev Agency 4.00%, 01/01/2049	159,636

		1,939,556

	Texas - 5.8%
1,125,000	Arlington, TX, Independent School Dist, GO 5.00%, 02/15/2028	1,343,205
750,000	City of Houston, TX 0.00%, 09/01/2025(3)	669,413
555,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(1)	548,812
100,000	Harris County - Houston, TX, Sports Auth 5.00%, 11/15/2020	100,414
1,085,000	Harris County, TX, Flood Control Dist Rev 5.00%, 10/01/2039	1,104,161
100,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2024	111,840
500,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2046	437,655
300,000	North East Texas Regional Mobility Auth 5.00%, 01/01/2021	306,546
70,000	North Texas Tollway Auth Rev 6.25%, 02/01/2023	70,123
1,000,000	Rockwall, TX, Independent School Dist, GO 5.00%, 02/15/2028	1,260,190
200,000	Texas Transportation Commission 0.00%, 08/01/2038(3)	85,912

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 1,000,000	Wylie, TX, Independent School Dist, GO 4.00%, 08/15/2035		$1,172,910

			7,211,181

	Utah - 2.8%
1,000,000	Salt Lake City, UT, Corp. Airport Rev 5.00%, 07/01/2029		1,163,280
590,000	Salt Lake County, UT 5.13%, 02/15/2033		672,063
1,250,000	Utah Transit Auth 5.25%, 06/15/2029		1,610,775

			3,446,118

	Washington - 1.1%
	Port of Seattle, WA
1,000,000	5.00%, 06/01/2030		1,002,310
160,000	5.50%, 09/01/2020		162,397
240,000	Washington State Housing Finance Commission 5.00%, 01/01/2055(2)		197,378

			1,362,085

	West Virginia - 0.3%
390,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(1)		389,914

	Wisconsin - 3.6%
	Public Finance Auth, WI
170,000	4.00%, 07/01/2050		174,731
100,000	5.00%, 09/01/2025(2)		100,433
1,000,000	5.00%, 07/01/2036		1,137,220
100,000	5.00%, 10/01/2043(2)		91,491
465,000	5.00%, 10/01/2044		517,340
700,000	5.00%, 10/01/2048(2)		627,802
1,000,000	University of Wisconsin Hospitals & Clinics 5.00%, 04/01/2030		1,149,670
	Wisconsin Health & Educational Facs Auth Rev
430,000	5.00%, 11/01/2039		383,238
410,000	5.00%, 11/01/2046		349,209

			4,531,134

	Total Municipal Bonds (cost $120,206,625)		$119,329,658

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
1,823,123	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(5)		1,823,123

	Total Short-Term Investments (cost $1,823,123)		$1,823,123

	Total Investments (cost $122,029,748)	97.5%	$121,152,781
	Other Assets & Liabilities	2.5%	3,117,407

	Total Net Assets	100.0%	$124,270,188

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $3,092,023, representing 2.5% of net assets.

(3)	Security is a zero-coupon bond.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$119,329,658	$—	$119,329,658	$—
Short-Term Investments	1,823,123	1,823,123	—	—

Total	$121,152,781	$1,823,123	$119,329,658	$—

(1)	For the period ended April 30, 2020, there were no transfers in and out of Level 3.

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 31.6%
	Agriculture - 0.3%
$ 176,000	Altria Group, Inc. 3.80%, 02/14/2024	$188,454

	Commercial Banks - 17.9%
284,000	Bank of New York Mellon Corp. 1.95%, 08/23/2022	289,100
431,000	Bank of Nova Scotia 2.38%, 01/18/2023	443,222
748,000	Canadian Imperial Bank of Commerce 2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(1)	761,185
511,000	Capital One NA 2.15%, 09/06/2022	509,243
209,000	Fifth Third Bancorp 3.65%, 01/25/2024	220,845
409,000	HSBC Holdings plc 3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(1)	448,018
	JPMorgan Chase & Co.
1,140,000	2.01%, 03/13/2026, (2.01% fixed rate until 03/13/2025; 3 mo. USD SOFR + 1.585% thereafter)(1)	1,151,065
684,000	2.08%, 04/22/2026, (2.08% fixed rate until 04/22/2025; 3 mo. USD SOFR + 1.850% thereafter)(1)	693,608
1,377,000	National Bank of Canada 2.10%, 02/01/2023	1,394,436
486,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024	518,868
229,000	Regions Financial Corp. 3.80%, 08/14/2023	241,769
866,000	Royal Bank of Canada 2.25%, 11/01/2024	886,653
966,000	Toronto-Dominion Bank 2.65%, 06/12/2024	1,007,364
661,000	Truist Bank 1.25%, 03/09/2023	659,633
	Truist Financial Corp.
844,000	2.20%, 03/16/2023	863,266
500,000	4.00%, 05/01/2025	550,759
354,000	Wells Fargo & Co. 3.75%, 01/24/2024	377,829

		11,016,863

	Diversified Financial Services - 1.0%
187,000	Air Lease Corp. 2.25%, 01/15/2023	173,697
448,000	Visa, Inc. 2.05%, 04/15/2030	461,584

		635,281

	Healthcare-Services - 1.0%
142,000	CommonSpirit Health 2.76%, 10/01/2024	139,447
443,000	UnitedHealth Group, Inc. 2.38%, 08/15/2024	466,448

		605,895

	Oil & Gas - 2.1%
1,214,000	Exxon Mobil Corp. 2.61%, 10/15/2030	1,266,180

	Pharmaceuticals - 2.5%
685,000	Bristol-Myers Squibb Co. 2.90%, 07/26/2024(2)	741,373

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 715,000	CVS Health Corp. 3.75%, 04/01/2030	$794,252

		1,535,625

	Real Estate Investment Trusts - 1.8%
504,000	Boston Properties L.P. 3.40%, 06/21/2029	523,173
265,000	ERP Operating L.P. 3.00%, 07/01/2029	277,082
326,000	Ventas Realty L.P. 2.65%, 01/15/2025	310,158

		1,110,413

	Retail - 2.0%
	Home Depot, Inc.
239,000	2.13%, 09/15/2026	251,309
309,000	2.95%, 06/15/2029	335,713
629,000	McDonald’s Corp. 1.45%, 09/01/2025	627,867

		1,214,889

	Semiconductors - 0.5%
275,000	NVIDIA Corp. 3.50%, 04/01/2040	309,100

	Software - 2.1%
1,196,000	Oracle Corp. 2.80%, 04/01/2027	1,283,396

	Transportation - 0.4%
242,000	United Parcel Service, Inc. 2.20%, 09/01/2024	250,274

	Total Corporate Bonds (cost $18,830,974)	$19,416,370

Municipal Bonds - 66.3%
	California - 3.3%
	California State, GO Taxable
95,000	5.00%, 03/01/2023	104,855
125,000	5.00%, 03/01/2024	141,973
95,000	5.00%, 03/01/2025	110,684
195,000	Chino Valley, CA, Unified School Dist, GO 5.00%, 08/01/2055(3)	234,291
135,000	MSR Public Power Agency, CA 6.00%, 07/01/2022	142,911
	Peralta, CA, Community College Dist, GO
475,000	5.00%, 08/01/2021(3)	498,631
705,000	5.00%, 08/01/2022(3)	765,968

		1,999,313

	Colorado - 1.5%
690,000	Adams County, CO, School Dist, GO 5.00%, 12/01/2029	898,056

	Connecticut - 0.5%
265,000	Connecticut Housing Finance Auth Rev 4.25%, 05/15/2042	285,201

	District of Columbia - 4.5%
895,000	Dist of Columbia Water & Sewer Auth Rev 5.00%, 10/01/2052	1,044,465
	Dist of Columbia, GO
590,000	5.00%, 10/01/2030	762,469
505,000	5.00%, 06/01/2036	601,536
340,000	Metropolitan Washington Airports Auth Dulles Toll Road Rev 5.00%, 10/01/2034	376,268

		2,784,738

	Florida - 0.9%
425,000	County of Palm Beach, FL 5.00%, 11/01/2028	452,464

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 95,000	Florida Housing Finance Corp. Rev 4.00%, 07/01/2049	$100,939

		553,403

	Georgia - 3.5%
220,000	Georgia Municipal Association, Inc. 5.00%, 12/01/2029	272,415
	Main Street, GA, Natural Gas, Inc. Rev
435,000	4.00%, 08/01/2048(4)	460,621
1,320,000	4.00%, 03/01/2050(4)	1,413,496

		2,146,532

	Hawaii - 0.3%
170,000	State of Hawaii State Highway Fund Rev 5.00%, 01/01/2030	214,203

	Illinois - 4.3%
65,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	84,469
	Illinois Housing Dev Auth
2,040,000	3.75%, 04/01/2050	2,170,356
145,000	4.50%, 10/01/2048	156,964
175,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2027	207,284

		2,619,073

	Indiana - 0.3%
150,000	Indiana Housing & Community Dev Auth 4.00%, 07/01/2048	159,467

	Iowa - 0.1%
80,000	Iowa Finance Auth 4.00%, 07/01/2048	85,171

	Kentucky - 3.8%
	Kentucky Public Energy Auth
600,000	4.00%, 12/01/2049(4)	635,724
1,370,000	4.00%, 02/01/2050(4)	1,475,668
	Kentucky State Property & Building Commission Rev
60,000	5.00%, 05/01/2024	65,986
105,000	5.00%, 08/01/2024	116,030
40,000	5.00%, 05/01/2025	44,656

		2,338,064

	Louisiana - 0.2%
40,000	Louisiana Housing Corp. Rev 4.50%, 12/01/2047	43,376
95,000	Parish of Saint John the Baptist, LA 2.10%, 06/01/2037(4)	83,459

		126,835

	Maine - 0.3%
185,000	Maine State Housing Auth 4.00%, 11/15/2048	197,034

	Maryland - 0.3%
185,000	Maryland Community Dev Administration Rev 4.50%, 09/01/2048	200,973

	Massachusetts - 0.5%
175,000	Commonwealth of Massachusetts, GO 0.24%, 01/01/2021(4)	175,000
	Massachusetts Educational Financing Auth
60,000	3.17%, 07/01/2025	61,879
45,000	3.27%, 07/01/2026	47,211
50,000	3.38%, 07/01/2027	52,261

		336,351

	Michigan - 0.5%
200,000	Lansing, MI, Board of Water & Light 5.00%, 07/01/2030	209,926

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 95,000	Michigan State Housing Dev Auth 3.75%, 06/01/2050	$100,810

		310,736

	Missouri - 4.1%
1,310,000	Curators of The University Of Missouri 5.00%, 11/01/2030	1,723,488
	Missouri Housing Dev Commission Rev
385,000	3.88%, 05/01/2050	411,434
190,000	4.25%, 05/01/2049	204,149
165,000	4.75%, 05/01/2049	180,362

		2,519,433

	Montana - 1.7%
930,000	Montana Board of Housing 3.50%, 06/01/2050	979,458
	State of Montana, GO
30,000	5.00%, 08/01/2020	30,294
20,000	5.00%, 08/01/2021	20,969
15,000	5.00%, 08/01/2022	16,327

		1,047,048

	Nebraska - 0.6%
120,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	128,118
205,000	Omaha, NE, Public Power Dist 5.00%, 02/01/2025	220,082

		348,200

	Nevada - 0.3%
155,000	Nevada Housing Division 4.00%, 10/01/2049	165,935

	New Jersey - 1.5%
	New Jersey Economic Dev Auth
160,000	5.00%, 03/01/2026	162,990
90,000	5.00%, 11/01/2026	93,416
	New Jersey Transportation Trust Fund Auth
40,000	5.00%, 06/15/2024	42,860
410,000	5.00%, 12/15/2028	424,363
175,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	205,637

		929,266

	New Mexico - 0.2%
100,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	106,747

	New York - 0.3%
210,000	City of New York, NY, GO 0.17%, 04/01/2042(4)	210,000

	North Carolina - 1.7%
1,000,000	North Carolina Housing Finance Agency 4.00%, 07/01/2050	1,075,400

	North Dakota - 1.2%
675,000	North Dakota Housing Finance Agency 3.75%, 07/01/2050	717,687

	Ohio - 1.3%
160,000	Ohio Housing Finance Agency 4.50%, 09/01/2048	172,762
295,000	Ohio Turnpike & Infrastructure Commission Rev 0.00%, 02/15/2041(5)	150,845
400,000	Ohio Water Dev Auth Water Pollution Control Loan Fund 5.00%, 12/01/2044	489,604

		813,211

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

	Oklahoma - 0.4%
$ 205,000	Oklahoma Housing Finance Agency 4.00%, 03/01/2050(3)	$221,199

	Oregon - 2.8%
915,000	City of Portland, OR, Water System Rev 5.00%, 05/01/2044	1,106,647
535,000	Multnomah County, OR, School Dist No. 1 Portland, GO 5.00%, 06/15/2025	634,290

		1,740,937

	Pennsylvania - 1.0%
110,000	Geisinger, PA, Health System Auth Rev 5.00%, 02/15/2032	128,223
480,000	Pennsylvania Housing Finance Agency 3.50%, 04/01/2049	504,216

		632,439

	Rhode Island - 2.8%
	Rhode Island Housing & Mortgage Finance Corp.
1,400,000	3.75%, 10/01/2049	1,488,620
195,000	4.00%, 10/01/2048	207,398

		1,696,018

	South Carolina - 2.5%
545,000	City of Columbia, SC, Waterworks & Sewer System Rev 5.00%, 02/01/2026	656,785
590,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(4)	625,542
230,000	South Carolina Jobs-Economic Dev Auth 3.75%, 01/01/2050	245,470
10,000	Tobacco Settlement Revenue Mgmt Auth, SC 6.38%, 05/15/2030	13,485

		1,541,282

	Tennessee - 2.6%
20,000	Metropolitan Gov’t Nashville & Davidson County, TN, Health & Educational Facs Bd 4.88%, 11/01/2028	22,790
	Metropolitan Nashville Airport Auth
440,000	5.00%, 07/01/2026	510,946
360,000	5.00%, 07/01/2027	424,411
390,000	5.00%, 07/01/2028	465,469
135,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	145,959

		1,569,575

	Texas - 10.8%
70,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	87,040
110,000	Dallas-Fort Worth, TX, International Airport Rev 2.04%, 11/01/2024	109,518
250,000	Deer Park Independent School Dist, GO 5.00%, 08/15/2028	314,422
	Fort Bend, TX, Independent School Dist, GO
75,000	5.00%, 08/15/2022(3)	81,404
85,000	5.00%, 08/15/2023	95,380
45,000	5.00%, 08/15/2024	52,006
505,000	Harris County, TX, GO 5.00%, 10/01/2038	602,622
	Lower Colorado River Auth
440,000	5.00%, 05/15/2029	560,270
940,000	5.00%, 05/15/2030	1,213,343
	Northwest Independent School Dist, GO
25,000	5.00%, 02/15/2025	29,372
15,000	5.00%, 02/15/2026	18,075
85,000	5.00%, 02/15/2027	104,865
115,000	5.00%, 02/15/2028	145,018

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 75,000	5.00%, 02/15/2029		$96,318
55,000	5.00%,02/15/2030		71,735
1,745,000	Round Rock Independent School Dist, GO 5.00%, 08/01/2028		2,217,843
	Texas Department of Housing & Community Affairs Rev
125,000	4.00%,03/01/2050		135,242
100,000	4.75%,03/01/2049		109,271
495,000	University of Texas, Permanent University Fund Rev 5.00%, 07/01/2027		595,030

			6,638,774

	Utah - 1.1%
520,000	Univ. of Utah Rev 5.00%, 08/01/2030		660,972

	Virginia - 2.0%
490,000	Fairfax County, VA, Water Auth Rev 5.00%, 04/01/2029		610,207
100,000	Virginia College Building Auth 5.00%, 02/01/2023		107,448
185,000	Virginia Commonwealth Transportation Board 5.00%, 05/15/2031		193,271
350,000	Virginia Small Business Financing Auth 0.25%, 07/01/2042(4)		350,000

			1,260,926

	Washington - 2.4%
200,000	Chelan County, WA, Public Utility Dist No. 1 5.00%, 07/01/2022(3)		216,848
730,000	State of Washington, GO 5.00%, 08/01/2030		938,656
285,000	Washington State Housing Finance Commission Rev 4.00%, 12/01/2048		303,978

			1,459,482

	Wyoming - 0.2%
135,000	Wyoming Community Dev Auth 4.00%, 06/01/2043		143,629

	Total Municipal Bonds (cost $40,851,913)		$40,753,310

	Total Long-Term Investments (cost $59,682,887)		$60,169,680

Short-Term Investments - 6.4%
	Other Investment Pools & Funds - 6.4%
3,924,345	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.14%(6)		3,924,345

	Total Short-Term Investments (cost $3,924,345)		$3,924,345

	Total Investments (cost $63,607,232)	104.3%	$64,094,025
	Other Assets & Liabilities	(4.3)%	(2,627,367)

	Total Net Assets	100.0%	$61,466,658

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of this security was $741,373, representing 1.2% of net assets.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,009,520 at April 30, 2020.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a zero-coupon bond.
(6)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 5-Year Note Future	5	06/30/2020	$627,422	$186
U.S. Treasury 10-Year Note Future	43	06/19/2020	5,979,687	(46,443)
U.S. Treasury Long Bond Future	8	06/19/2020	1,448,250	(1,266)

Total				$(47,523)

Total futures contracts				$(47,523)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$19,416,370	$—	$19,416,370	$—
Municipal Bonds	40,753,310	—	40,753,310	—
Short-Term Investments	3,924,345	3,924,345	—	—
Futures Contracts(2)	186	186	—	—

Total	$64,094,211	$3,924,531	$60,169,680	$—

Liabilities
Futures Contracts(2)	$(47,709)	$(47,709)	$—	$—

Total	$(47,709)	$(47,709)	$—	$—

(1)	For the period ended April 30, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Short Duration ETF
Schedule of Investments April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 15.2%
	Asset-Backed - Automobile - 0.3%
$ 252,382	Chesapeake Funding LLC 3.39%, 01/15/2031(1)	$255,693

	Asset-Backed - Finance & Insurance - 3.5%
277,900	DB Master Finance LLC 3.79%, 05/20/2049(1)	279,781
305,000	Neuberger Berman CLO Ltd. 2.16%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(2)	294,090
67,595	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	67,755
160,022	OBX Trust 4.00%, 11/25/2048(1)(3)	161,189
295,500	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	282,702
	Regional Management Issuance Trust
100,000	3.83%, 07/15/2027(1)	97,125
275,000	4.56%, 01/18/2028(1)	259,423
20,590	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	20,569
242,390	SoFi Consumer Loan Program Trust 2.02%, 01/25/2029(1)	236,262
344,912	Symphony CLO Ltd. 2.26%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	338,118
255,362	Towd Point Mortgage Trust 2.75%, 10/25/2057(1)(3)	258,015
	Vantage Data Centers Issuer LLC
223,500	3.19%, 07/15/2044(1)	211,205
335,183	4.20%, 11/16/2043(1)	328,872
336,600	Wingstop Funding LLC 4.97%, 12/05/2048(1)	342,766

		3,177,872

	Collateralized - Mortgage Obligations - 0.1%
125,000	Natixis Commercial Mortgage Securities Trust 2.51%, 10/15/2036(1)	125,390

	Commercial Mortgage - Backed Securities - 1.7%
	GS Mortgage Securities Trust
240,000	2.75%, 02/10/2037(1)	232,830
375,000	2.78%, 10/10/2049	384,557
321,205	New Residential Mortgage Loan Trust 3.99%, 11/25/2048(1)(3)	326,586
575,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	568,041

		1,512,014

	Other Asset Backed Securities - 1.6%
147,363	Barings BDC Static CLO Ltd. 2.24%, 04/15/2027, 3 mo. USD LIBOR + 1.020%(1)(2)	143,782
66,378	Finance of America Structured Securities Trust 3.28%, 04/25/2029(1)(3)	66,421
248,397	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	183,508
676,438	Taco Bell Funding LLC 4.32%, 11/25/2048(1)	692,895
	Towd Point Mortgage Trust
303,453	3.25%, 07/25/2058(1)(3)	310,500
74,334	3.75%, 05/25/2058(1)(3)	77,103

		1,474,209

	Telecommunications - 0.4%
383,477	GCAT LLC 2.25%, 01/25/2060(1)(4)	386,274

	Whole Loan Collateral CMO - 7.6%
	Angel Oak Mortgage Trust LLC

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 102,459	2.47%, 12/25/2059(1)(3)	$103,136
318,470	2.99%, 07/26/2049(1)(3)	320,615
48,418	3.67%, 07/27/2048(1)(3)	48,865
394,838	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(3)	391,722
94,348	Bunker Hill Loan Depositary Trust 3.61%, 10/26/2048(1)(4)	94,970
250,000	Colombia Cent CLO Ltd. 2.14%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	243,507
	COLT Mortgage Loan Trust
359,407	2.49%, 02/25/2050(1)(3)	359,503
134,459	2.76%, 08/25/2049(1)(3)	133,444
25,766	3.47%, 07/27/2048(1)(3)	25,782
43,920	3.69%, 10/26/2048(1)(3)	44,283
237,327	4.01%, 12/28/2048(1)(3)	238,482
	CSMC Trust
231,889	2.24%, 02/25/2050(1)(3)	227,028
163,355	4.13%, 07/25/2058(1)(3)	160,741
	Deephaven Residential Mortgage Trust
289,387	2.34%, 01/25/2060(1)(3)	284,671
209,678	3.79%, 08/25/2058(1)(3)	209,535
391,066	Fannie Mae Connecticut Avenue Securities 6.39%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	401,634
81,221	Flagstar Mortgage Trust 4.00%, 09/25/2048(1)(3)	81,297
80,645	Home Re Ltd. 2.09%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	76,285
94,138	LSTAR Securities Investment Trust 2.49%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	91,227
	Mill City Mortgage Loan Trust
68,874	3.25%, 05/25/2062(1)(3)	70,270
68,094	3.50%, 05/25/2058(1)(3)	70,003
237,743	3.50%, 08/25/2058(1)(3)	245,427
200,000	New Residential Advance Receivables Trust 2.43%, 10/15/2051(1)	197,381
63,665	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	61,061
	New Residential Mortgage Loan Trust
304,677	1.24%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	293,924
349,304	2.46%, 01/26/2060(1)(3)	337,444
360,140	4.00%, 02/25/2057(1)(3)	377,201
132,669	4.00%, 09/25/2057(1)(3)	137,137
470,000	NRZ Advance Receivables Trust 2.59%, 07/15/2052(1)	454,438
245,016	OBX Trust 3.50%, 12/25/2049(1)(3)	251,074
	Sequoia Mortgage Trust
26,201	4.00%, 09/25/2048(1)(3)	26,409
44,485	4.50%, 08/25/2048(1)(3)	46,021
141,694	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(3)	141,340
333,175	Starwood Mortgage Residential Trust 2.28%, 02/25/2050(1)(3)	329,784
	Verus Securitization Trust
173,606	2.42%, 01/25/2060(1)(3)	175,495
47,067	3.68%, 06/01/2058(1)(3)	47,290
112,923	Wells Fargo Mortgage Backed Securities Trust 4.00%, 04/25/2049(1)(3)	113,318

		6,911,744

	Total Asset & Commercial Mortgage-Backed Securities (cost $14,030,473)	$13,843,196

Corporate Bonds - 53.2%
	Aerospace/Defense - 0.5%
150,000	Boeing Co. 4.51%, 05/01/2023	150,000

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 300,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023(1)	$314,370

		464,370

	Agriculture - 0.5%
450,000	BAT Capital Corp. 2.79%, 09/06/2024	457,857

	Auto Manufacturers - 1.2%
275,000	Ford Motor Credit Co. LLC 3.35%, 11/01/2022	247,500
	General Motors Financial Co., Inc.
200,000	2.90%, 02/26/2025	181,244
200,000	3.45%, 04/10/2022	192,604
50,000	Hyundai Capital America 4.13%, 06/08/2023(1)	50,454
400,000	Volkswagen Group of America Finance LLC 4.25%, 11/13/2023(1)	419,061

		1,090,863

	Beverages - 0.4%
150,000	Anheuser-Busch InBev Worldwide, Inc. 4.15%, 01/23/2025	167,010
175,000	Constellation Brands, Inc. 2.65%, 11/07/2022	178,388

		345,398

	Chemicals - 0.7%
	Celanese U.S. Holdings LLC
80,000	3.50%, 05/08/2024	80,077
280,000	4.63%, 11/15/2022	289,659
300,000	Sherwin-Williams Co. 4.20%, 01/15/2022	310,863

		680,599

	Commercial Banks - 12.5%
350,000	Bank of America Corp. 2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(5)	352,184
400,000	Barclays plc 3.25%, 01/12/2021	402,876
250,000	BBVA USA 3.50%, 06/11/2021	252,106
200,000	BNP Paribas S.A. 3.50%, 03/01/2023(1)	206,602
	BPCE S.A.
250,000	3.00%, 05/22/2022(1)	253,512
250,000	4.00%, 09/12/2023(1)	262,788
200,000	Capital One Financial Corp. 3.05%, 03/09/2022	203,107
	CIT Group, Inc.
135,000	5.00%, 08/15/2022	132,975
340,000	5.00%, 08/01/2023	332,782
200,000	Citigroup, Inc. 2.90%, 12/08/2021	204,012
250,000	Citizens Bank NA 3.70%, 03/29/2023	261,921
275,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	276,920
300,000	Comerica, Inc. 3.70%, 07/31/2023	315,737
300,000	Cooperatieve Rabobank UA 3.88%, 09/26/2023(1)	318,524
	Credit Suisse Group AG
305,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(5)	304,379
250,000	3.57%, 01/09/2023(1)	255,869
	Danske Bank A/S

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 200,000	3.88%, 09/12/2023(1)	$206,310
390,000	5.00%, 01/12/2022(1)	403,182
100,000	Deutsche Bank AG 4.25%, 10/14/2021	100,653
250,000	Discover Bank 2.45%, 09/12/2024	245,031
150,000	Fifth Third Bancorp 2.38%, 01/28/2025	152,331
	Goldman Sachs Group, Inc.
300,000	3.00%, 04/26/2022	303,915
200,000	5.75%, 01/24/2022	214,088
350,000	HSBC Holdings plc 2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD LIBOR + 1.140% thereafter)(5)	356,876
300,000	Huntington Bancshares, Inc. 2.30%, 01/14/2022	304,269
575,000	ING Groep N.V. 4.10%, 10/02/2023	615,304
	Intesa Sanpaolo S.p.A.
200,000	3.13%, 07/14/2022(1)	199,602
400,000	3.25%, 09/23/2024(1)	394,639
	JP Morgan Chase & Co.
400,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(5)	408,321
300,000	2.97%, 01/15/2023	308,612
400,000	Macquarie Bank Ltd. 2.10%, 10/17/2022(1)	403,817
200,000	Morgan Stanley 4.00%, 07/23/2025	220,231
350,000	NatWest Markets plc 3.63%, 09/29/2022(1)	361,217
200,000	Regions Financial Corp. 2.75%, 08/14/2022	203,384
	Santander Holdings USA, Inc.
275,000	3.50%, 06/07/2024	278,191
125,000	3.70%, 03/28/2022	126,595
375,000	Standard Chartered plc 4.25%, 01/20/2023, (4.25% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.150% thereafter)(1)(5)	384,697
	UniCredit S.p.A.
200,000	3.75%, 04/12/2022(1)	202,019
350,000	6.57%, 01/14/2022(1)	360,997
300,000	Wells Fargo & Co. 2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(5)	301,450

		11,392,025

	Commercial Services - 1.0%
280,000	ERAC USA Finance LLC 2.60%, 12/01/2021(1)	280,888
	Global Payments, Inc.
255,000	2.65%, 02/15/2025	262,287
300,000	3.80%, 04/01/2021	304,187
60,000	IHS Markit Ltd. 4.13%, 08/01/2023	64,227

		911,589

	Construction Materials - 0.4%
350,000	Fortune Brands Home & Security, Inc. 4.00%, 09/21/2023	366,401

	Diversified Financial Services - 2.8%
150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.13%, 07/03/2023	140,924
300,000	AIG Global Funding 2.70%, 12/15/2021(1)	305,918
	Air Lease Corp.

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 75,000	2.63%, 07/01/2022	$69,748
375,000	3.50%, 01/15/2022	353,751
165,000	Aircastle Ltd. 5.13%, 03/15/2021	161,186
325,000	Ally Financial, Inc. 3.88%, 05/21/2024	319,312
375,000	Avolon Holdings Funding Ltd. 2.88%, 02/15/2025(1)	301,641
300,000	CNA Financial Corp. 7.25%, 11/15/2023	342,174
275,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	271,511
	Synchrony Financial
180,000	2.85%, 07/25/2022	175,071
95,000	4.38%, 03/19/2024	93,342

		2,534,578

	Electric - 4.2%
150,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	152,032
112,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	113,079
	Dominion Energy, Inc.
125,000	2.75%, 01/15/2022	127,761
200,000	3.07%, 08/15/2024	209,470
335,000	Duquesne Light Holdings, Inc. 6.40%, 09/15/2020(1)	339,778
	Edison International
200,000	2.40%, 09/15/2022(6)	199,587
250,000	2.95%, 03/15/2023	250,082
250,000	EDP Finance B.V. 5.25%, 01/14/2021(1)	256,290
	Enel Finance International N.V.
400,000	2.88%, 05/25/2022(1)	402,293
250,000	4.25%, 09/14/2023(1)	264,986
330,000	Evergy, Inc. 2.45%, 09/15/2024	341,875
165,000	Eversource Energy 3.80%, 12/01/2023	178,134
	Exelon Corp.
125,000	3.50%, 06/01/2022	128,796
125,000	5.15%, 12/01/2020	126,459
150,000	FirstEnergy Corp. 2.85%, 07/15/2022	153,032
175,000	ITC Holdings Corp. 2.70%, 11/15/2022	179,226
250,000	Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	257,050
150,000	Southwestern Electric Power Co. 3.55%, 02/15/2022	154,844

		3,834,774

	Entertainment - 0.1%
100,000	Eldorado Resorts, Inc. 7.00%, 08/01/2023	96,000

	Environmental Control - 0.2%
170,000	Waste Management, Inc. 2.95%, 06/15/2024	181,336

	Food - 0.8%
225,000	Conagra Brands, Inc. 4.30%, 05/01/2024	244,923
225,000	Kraft Heinz Foods Co. 3.50%, 07/15/2022	229,955

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 300,000	Tyson Foods, Inc. 2.25%, 08/23/2021	$303,952

		778,830

	Forest Products & Paper - 0.2%
150,000	Georgia-Pacific LLC 5.40%, 11/01/2020(1)	153,164

	Healthcare-Products - 0.2%
180,000	Boston Scientific Corp. 3.45%, 03/01/2024	190,710

	Healthcare-Services - 1.5%
205,000	Anthem, Inc. 2.38%, 01/15/2025	210,971
325,000	Centene Corp. 4.75%, 05/15/2022	328,250
255,000	CommonSpirit Health 2.76%, 10/01/2024	250,416
125,000	HCA, Inc. 4.75%, 05/01/2023	133,230
	Howard University
75,000	2.42%, 10/01/2024	76,479
55,000	2.52%, 10/01/2025	54,979
135,000	2.80%, 10/01/2023	137,872
150,000	Laboratory Corp. of America Holdings 3.20%, 02/01/2022	155,219

		1,347,416

	Home Builders - 0.2%
175,000	Toll Brothers Finance Corp. 5.88%, 02/15/2022	180,031

	Household Products/Wares - 0.3%
315,000	Church & Dwight Co., Inc. 2.88%, 10/01/2022	322,415

	Insurance - 1.9%
350,000	Globe Life, Inc. 7.88%, 05/15/2023	413,430
75,000	Jackson National Life Global Funding 2.50%, 06/27/2022(1)	76,530
	Liberty Mutual Group, Inc.
250,000	4.95%, 05/01/2022(1)	263,795
275,000	5.00%, 06/01/2021(1)(6)	283,564
165,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	179,484
100,000	Principal Financial Group, Inc. 3.13%, 05/15/2023	103,618
150,000	Protective Life Global Funding 3.40%, 06/28/2021(1)	153,384
250,000	Reinsurance Group of America, Inc. 5.00%, 06/01/2021	258,825

		1,732,630

	Internet - 0.1%
75,000	Netflix, Inc. 5.50%, 02/15/2022	78,000

	Iron/Steel - 0.7%
	Steel Dynamics, Inc.
400,000	2.80%, 12/15/2024	391,262
250,000	5.25%, 04/15/2023	251,289

		642,551

	IT Services - 1.1%
	Hewlett Packard Enterprise Co.
400,000	2.25%, 04/01/2023	405,876
250,000	3.50%, 10/05/2021	256,046

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 300,000	International Business Machines Corp. 3.00%, 05/15/2024	$321,229

		983,151

	Lodging - 1.2%
450,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	437,354
	Marriott International, Inc.
210,000	2.13%, 10/03/2022	198,076
225,000	2.30%, 01/15/2022	217,935
250,000	MGM Resorts International 6.00%, 03/15/2023	243,125

		1,096,490

	Machinery-Diversified - 0.5%
75,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	75,208
110,000	Otis Worldwide Corp. 2.06%, 04/05/2025(1)	112,047
275,000	Roper Technologies, Inc. 2.35%, 09/15/2024	278,947

		466,202

	Media - 2.2%
250,000	CCO Holdings LLC / CCO Holdings Capital Corp. 5.13%, 05/01/2023(1)	253,202
	Charter Communications Operating LLC / Charter Communications Operating Capital
225,000	3.58%, 07/23/2020	225,308
200,000	4.50%, 02/01/2024	216,740
345,000	Comcast Corp. 3.70%, 04/15/2024	377,919
	Cox Communications, Inc.
145,000	2.95%, 06/30/2023(1)	150,729
134,000	3.15%, 08/15/2024(1)	141,612
196,000	Discovery Communications LLC 3.25%, 04/01/2023	201,234
	Fox Corp.
50,000	3.67%, 01/25/2022	51,816
65,000	4.03%, 01/25/2024	70,221
100,000	ViacomCBS, Inc. 2.90%, 06/01/2023	100,985
225,000	Videotron Ltd. 5.00%, 07/15/2022	231,188

		2,020,954

	Mining - 0.5%
	Anglo American Capital plc
200,000	3.75%, 04/10/2022(1)	201,288
200,000	4.13%, 04/15/2021(1)	201,029
100,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	99,215

		501,532

	Miscellaneous Manufacturing - 0.2%
150,000	Parker-Hannifin Corp. 2.70%, 06/14/2024	153,285

	Office/Business Equipment - 0.8%
	Xerox Corp.
400,000	2.75%, 09/01/2020	400,000
330,000	4.50%, 05/15/2021	330,891

		730,891

	Oil & Gas - 2.9%
	Aker BP ASA
535,000	3.00%, 01/15/2025(1)	466,804
275,000	4.75%, 06/15/2024(1)	255,092
150,000	Canadian Natural Resources Ltd. 3.45%, 11/15/2021	151,453

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 400,000	Cimarex Energy Co. 4.38%, 06/01/2024	$367,061
250,000	Eni S.p.A. 4.00%, 09/12/2023(1)	254,776
	Occidental Petroleum Corp.
450,000	2.70%, 08/15/2022	391,500
219,000	4.85%, 03/15/2021	210,240
EUR 215,000	Petroleos Mexicanos 3.13%, 11/27/2020(7)	229,014
$ 300,000	Pioneer Natural Resources Co. 3.45%, 01/15/2021	300,917

		2,626,857

	Pharmaceuticals - 1.8%
250,000	AbbVie, Inc. 3.75%, 11/14/2023	269,043
200,000	Allergan Funding SCS 3.45%, 03/15/2022	204,981
160,000	Cigna Corp. 3.75%, 07/15/2023	170,914
100,000	CVS Health Corp. 2.63%, 08/15/2024	104,112
	Elanco Animal Health, Inc.
450,000	4.66%, 08/27/2021	460,215
105,000	5.02%, 08/28/2023	110,775
	Mylan N.V.
100,000	3.15%, 06/15/2021	100,596
13,000	3.75%, 12/15/2020	13,009
250,000	Teva Pharmaceutical Finance Netherlands B.V. 2.20%, 07/21/2021	243,437

		1,677,082

	Pipelines - 3.6%
	Energy Transfer Operating L.P.
145,000	2.90%, 05/15/2025	134,969
120,000	4.20%, 09/15/2023	118,008
135,000	4.50%, 04/15/2024	133,325
100,000	4.65%, 06/01/2021	99,950
275,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	260,205
	Kinder Morgan Energy Partners L.P.
175,000	3.95%, 09/01/2022	181,254
150,000	4.15%, 03/01/2022	152,164
	MPLX L.P.
95,000	1.90%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(2)	89,375
100,000	3.38%, 03/15/2023	98,229
200,000	3.50%, 12/01/2022(1)	197,531
450,000	Phillips 66 Partners L.P. 2.45%, 12/15/2024	432,830
250,000	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.40%, 06/15/2021	252,524
200,000	Sunoco Logistics Partners Operations L.P. 4.40%, 04/01/2021	199,460
650,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	628,875
262,000	Williams Cos., Inc. 4.30%, 03/04/2024	270,278

		3,248,977

	Real Estate Investment Trusts - 2.0%
	American Tower Corp.
150,000	3.38%, 05/15/2024	160,061
100,000	5.00%, 02/15/2024	111,886
265,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	270,330
	Crown Castle International Corp.
300,000	3.15%, 07/15/2023	314,258

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 100,000	5.25%, 01/15/2023	$109,145
155,000	SBA Tower Trust 2.84%, 01/15/2025(1)	157,848
100,000	Simon Property Group L.P. 2.75%, 06/01/2023	99,525
400,000	Ventas Realty L.P. 2.65%, 01/15/2025	380,562
200,000	Welltower, Inc. 3.95%, 09/01/2023	204,251

		1,807,866

	Retail - 1.0%
250,000	AutoNation, Inc. 3.35%, 01/15/2021	248,333
300,000	CVS Health Corp. 3.70%, 03/09/2023	317,882
150,000	Dollar Tree, Inc. 3.70%, 05/15/2023	157,300
193,000	FirstCash, Inc. 5.38%, 06/01/2024(1)	193,483

		916,998

	Savings & Loans - 0.3%
275,000	Nationwide Building Society 2.00%, 01/27/2023(1)	276,740

	Semiconductors - 0.5%
	Broadcom, Inc.
150,000	3.13%, 10/15/2022(1)	155,445
150,000	3.63%, 10/15/2024(1)	158,087
155,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	168,273

		481,805

	Software - 0.2%
160,000	Fiserv, Inc. 3.80%, 10/01/2023	172,954

	Telecommunications - 1.2%
	AT&T, Inc.
125,000	3.00%, 06/30/2022	128,515
200,000	3.60%, 02/17/2023	210,290
150,000	Nokia Oyj 3.38%, 06/12/2022	151,125
215,625	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	216,164
200,000	Telefonica Emisiones S.A. 5.46%, 02/16/2021	205,991
150,000	Verizon Communications, Inc. 5.15%, 09/15/2023	170,442

		1,082,527

	Transportation - 1.8%
400,000	Canadian Pacific Railway Co. 4.50%, 01/15/2022	416,850
250,000	CSX Corp. 4.25%, 06/01/2021	256,456
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
175,000	2.70%, 03/14/2023(1)	175,754
110,000	2.70%, 11/01/2024(1)	109,775
250,000	4.13%, 08/01/2023(1)	259,447
355,000	TTX Co. 3.60%, 01/15/2025(1)	383,105

		1,601,387

	Trucking & Leasing - 1.0%
200,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	163,440

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 250,000	Avolon Holdings Funding Ltd. 5.13%, 10/01/2023(1)	$223,679
325,000	DAE Funding LLC 5.25%, 11/15/2021(1)	297,375
250,000	GATX Corp. 4.35%, 02/15/2024	266,248

		950,742

	Total Corporate Bonds (cost $48,191,563)	$48,577,977

Municipal Bonds - 0.2%
	Transportation - 0.2%
210,000	Chicago, IL, Transit Auth 5.37%, 12/01/2022	226,937

	Total Municipal Bonds (cost $224,342)	$226,937

Senior Floating Rate Interests - 22.8%(8)
	Advertising - 0.2%
223,875	Clear Channel Outdoor Holdings, Inc. 4.20%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	193,932

	Aerospace/Defense - 0.3%
294,506	TransDigm, Inc. 2.65%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	257,095

	Auto Parts & Equipment - 0.7%
109,175	Adient U.S. LLC 5.45%, 05/06/2024, 1 mo. USD LIBOR + 4.000%	97,917
145,791	Altra Industrial Motion Corp. 2.40%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	137,044
96,750	IAA, Inc. 2.69%, 06/28/2026, 1 mo. USD LIBOR + 2.250%	91,187
	Panther BF Aggregator L.P.
EUR 150,000	3.75%, 04/30/2026, 1 mo. EURIBOR + 3.750%	150,964
$ 179,100	3.90%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	161,727

		638,839

	Chemicals - 0.9%
305,054	Cabot Microelectronics Corp. 2.44%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	294,377
281,448	Element Solutions, Inc. 2.40%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	268,080
	Starfruit Finco B.V.
EUR 100,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	101,452
$ 96,465	3.86%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	87,301
99,750	Univar, Inc. 3.45%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	94,856

		846,066

	Commercial Services - 2.6%
172,802	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 1 mo. USD LIBOR + 2.750%	146,881
123,430	BrightView Landscapes LLC 3.25%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	116,435
220,000	Deerfield Dakota Holding, LLC 0.00%, 04/09/2027(9)	209,000
200,000	Dun & Bradstreet Corp. 4.49%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	186,500
99,500	KAR Auction Services, Inc. 2.88%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	90,047
EUR 135,000	LGC Group Holdings Ltd. 0.00%, 01/22/2027(9)	138,902
$ 199,500	Quikrete Holdings, Inc. 2.90%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	184,444
144,633	Russell Investments U.S. Inst’l Holdco, Inc. 3.82%, 06/01/2023, 3 mo. USD LIBOR + 2.750%	131,767

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 123,101	Tempo Acquisition LLC 3.15%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	$115,331
215,824	Trans Union LLC 2.15%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	206,416
518,563	United Rentals, Inc. 2.15%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%	492,417
EUR 340,000	Verisure Holding AB 3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	358,969

		2,377,109

	Construction Materials - 0.5%
$ 108,625	Brookfield WEC Holdings, Inc. 3.40%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	102,705
98,250	Hamilton Holdco LLC 3.46%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	93,829
265,321	NCI Building Systems, Inc. 4.58%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	226,849

		423,383

	Distribution/Wholesale - 0.8%
220,890	American Builders & Contractors Supply Co., Inc. 2.40%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	206,486
196,985	Beacon Roofing Supply, Inc. 2.65%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	183,294
369,375	HD Supply, Inc. 2.15%, 10/17/2023, 1 mo. USD LIBOR + 1.750%	354,862

		744,642

	Diversified Financial Services - 0.5%
196,954	AlixPartners LLP 3.50%, 04/04/2024, 3 mo. USD LIBOR + 2.500%	189,295
163,326	Crown Finance U.S., Inc. 3.32%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	102,351
123,438	Refinitiv U.S. Holdings, Inc. 3.65%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	120,622

		412,268

	Entertainment - 0.1%
100,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(9)	91,750

	Environmental Control - 0.4%
343,813	Clean Harbors, Inc. 2.15%, 06/28/2024, 1 mo. USD LIBOR + 1.750%	334,575

	Food - 0.6%
99,500	B&G Foods, Inc. 2.90%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	95,956
	Froneri International plc
EUR 120,000	2.63%, 01/29/2027, 1 mo. EURIBOR + 2.625%	123,698
$ 100,000	2.65%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	92,292
174,561	Hostess Brands LLC 3.51%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	166,380
114,425	U.S. Foods, Inc. 3.07%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	101,457

		579,783

	Food Service - 0.5%
	Aramark Services, Inc.
393,500	2.15%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	367,553
115,000	2.15%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	107,525

		475,078

	Gas - 0.3%
	Messer Industries GmbH
EUR 100,000	2.50%, 03/01/2026, 3 mo. EURIBOR + 2.500%	105,012
$ 188,100	3.95%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	177,403

		282,415

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

	Healthcare-Products - 0.2%
$ 45,920	Avantor Funding, Inc. 3.25%, 11/21/2024, 3 mo. USD LIBOR + 2.250%	$45,002
EUR 99,750	Grifols S.A. 2.25%, 11/15/2027, 1 mo. EURIBOR + 2.250%	107,192

		152,194

	Healthcare-Services - 1.0%
$ 99,500	Emerald TopCo, Inc. 4.26%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	93,232
166,363	Gentiva Health Services, Inc. 3.69%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	156,381
EUR 186,675	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	200,120
$ 125,000	MPH Acquisition Holdings LLC 4.20%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	114,766
130,313	Syneos Health, Inc. 2.15%, 08/01/2024, 1 mo. USD LIBOR + 1.750%	125,549
249,375	Zelis Healthcare Corp. 5.15%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	238,839

		928,887

	Household Products - 0.2%
123,111	Diamond (BC) B.V. 3.76%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	105,645
100,000	Reynolds Consumer Products LLC 2.15%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	96,203

		201,848

	Insurance - 1.4%
150,000	Acrisure LLC 5.21%, 02/15/2027, 3 mo. USD LIBOR + 3.500%	137,501
	Asurion LLC
230,888	3.40%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	219,715
81,814	4.00%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	78,624
100,000	6.90%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	96,500
246,241	Hub International Ltd. 3.87%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	230,178
128,346	NFP Corp. 3.65%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	114,228
	Sedgwick Claims Management Services, Inc.
316,000	3.65%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	289,421
133,988	4.40%, 09/03/2026, 1 mo. USD LIBOR + 4.000%	124,817

		1,290,984

	IT Services - 0.5%
	Science Applications International Corp.
245,695	2.28%, 10/31/2025, 1 mo. ICE LIBOR + 1.875%	238,886
180,000	2.65%, 03/12/2027, 1 mo. USD LIBOR + 2.250%	175,950

		414,836

	Leisure Time - 0.7%
245,728	Caesars Resort Collection LLC 3.15%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	206,822
225,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	204,790
246,875	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	213,547

		625,159

	Lodging - 0.6%
200,890	Boyd Gaming Corp. 2.39%, 09/15/2023, 1 Week USD LIBOR + 2.250%	185,950
305,541	Caesars Entertainment Operating Co. 2.40%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	294,276

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 114,033	Hilton Worldwide Finance LLC 2.24%, 06/22/2026, 1 mo. USD LIBOR + 1.750%	$107,951

		588,177

	Media - 2.4%
122,807	AVSC Holding Corp. 4.95%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	81,053
513,500	CSC Holdings LLC 3.06%, 01/15/2026, 1 mo. ICE LIBOR + 2.250%	487,183
365,346	Gray Television, Inc. 3.49%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	343,123
344,926	ION Media Networks, Inc. 3.81%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	312,734
47,543	Mission Broadcasting, Inc. 3.24%, 01/17/2024, 1 mo. ICE LIBOR + 2.250%	44,605
148,111	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	136,216
	Nexstar Broadcasting, Inc.
184,809	2.65%, 01/17/2024, 1 mo. ICE LIBOR + 2.250%	173,389
196,928	3.74%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	184,374
115,491	Sinclair Television Group, Inc. 3.32%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	106,829
159,600	Terrier Media Buyer, Inc. 5.70%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	148,029
EUR 145,000	Ziggo B.V. 3.00%, 01/31/2029, 1 mo. EURIBOR + 3.000%	151,009

		2,168,544

	Metal Fabricate/Hardware - 0.1%
$ 100,000	Arconic Corp. 3.24%, 03/25/2027, 1 mo. USD LIBOR + 2.750%	99,000

	Miscellaneous Manufacturing - 0.6%
219,901	H.B. Fuller Co. 2.72%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	210,995
180,000	Ingersoll-Rand Services Co. 2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	170,460
220,477	USI, Inc. 3.40%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	207,156

		588,611

	Office/Business Equipment - 0.1%
145,000	Pitney Bowes, Inc. 5.91%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	123,975

	Oil & Gas - 0.1%
98,500	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	73,242

	Oil & Gas Services - 0.2%
100,000	Buckeye Partners L.P. 3.77%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	93,438
99,250	Lower Cadence Holdings LLC 4.40%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	68,358

		161,796

	Packaging & Containers - 0.7%
	Berry Global, Inc.
200,000	2.83%, 10/01/2022, 3 mo. USD LIBOR + 2.000%	194,584
138,950	2.83%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	132,336
132,100	Flex Acquisition Co., Inc. 4.68%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	122,985
196,945	Reynolds Group Holdings, Inc. 3.15%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	187,385

		637,290

	Pharmaceuticals - 1.4%
335,750	Bausch Health Cos., Inc. 3.47%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	321,692

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 99,000	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	$96,731
475,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 2.250%(9)	457,781
123,101	Endo Luxembourg Finance Co., S.a r.l. 5.00%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	111,638
100,000	IQVIA, Inc. 2.50%, 03/07/2024, 3 mo. USD LIBOR + 1.750%	95,825
214,463	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	195,965

		1,279,632

	Real Estate - 0.1%
100,000	VICI Properties LLC 2.42%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	92,525

	Retail - 1.0%
249,608	B.C. Unlimited Liability Co. 2.15%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	233,461
235,990	Bass Pro Group LLC 6.07%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	198,231
148,125	Belron Finance U.S. LLC 3.96%, 11/13/2025, 1 mo. USD LIBOR + 2.250%	138,497
124,063	Staples, Inc. 6.02%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	98,422
246,164	U.S. Foods, Inc. 2.15%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	226,279

		894,890

	Semiconductors - 0.2%
222,498	Microchip Technology, Inc. 2.41%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	213,320

	Software - 1.7%
159,590	CCC Information Services, Inc. 3.75%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	151,211
169,708	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	163,132
175,000	DCert Buyer, Inc. 4.40%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	164,208
148,626	Go Daddy Operating Co. LLC 2.15%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	143,313
18,638	MA FinanceCo. LLC 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	17,110
125,866	Seattle Spinco, Inc. 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	115,545
413,766	SS&C Technologies Holdings Europe S.a.r.l 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	397,092
28,203	SS&C Technologies, Inc. 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	27,078
99,500	Ultimate Software Group, Inc. 4.15%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	94,729
246,234	WEX, Inc. 2.65%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	230,967

		1,504,385

	Telecommunications - 0.5%
164,588	CenturyLink, Inc. 2.65%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	155,329
100,000	LCPR Loan Financing LLC 5.81%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	97,750
100,000	T-Mobile USA, Inc. 0.00%, 04/01/2027, 1 mo. USD LIBOR + 1.750%(9)	99,339
125,000	Telenet Financing USD LLC 2.81%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	118,620

		471,038

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

	Transportation - 0.7%
$ 165,834	Dynasty Acquisition Co., Inc. 4.95%, 04/06/2026, 3 mo. USD LIBOR + 3.500%	$144,690
250,000	Genesee & Wyoming, Inc. 3.45%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	241,340
242,385	Savage Enterprises LLC 3.72%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	233,295

		619,325

	Total Senior Floating Rate Interests (cost $22,285,005)	$20,786,593

U.S. Government Agencies - 10.7%
	Mortgage-Backed Agencies - 10.7%
	FHLMC - 2.7%
$ 575,000	1.13%, 08/12/2021	$581,437
177,991	1.24%, 10/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	176,762
248,238	1.50%, 01/15/2027	250,530
327,666	2.00%, 09/15/2041	334,579
309,996	3.00%, 01/01/2033	329,953
278,609	3.00%, 05/15/2037	281,952
238,558	3.50%, 09/15/2043	253,441
217,596	3.75%, 05/15/2039(4)	228,330
20,370	3.81%, 05/25/2048(1)(3)	20,328

		2,457,312

	FNMA - 5.4%
$ 257,237	2.00%, 07/25/2039	$261,696
459,487	2.50%, 03/25/2035	475,788
171,466	2.55%, 07/25/2044	178,011
315,473	3.00%, 11/01/2032	335,707
630,503	3.00%, 02/25/2043	662,985
195,178	3.00%, 04/25/2043	206,986
319,623	3.00%, 05/25/2047	330,783
784,535	3.25%, 11/25/2043	837,300
209,709	3.50%, 03/01/2033	221,744
487,253	3.50%, 10/25/2035	531,375
578,868	3.50%, 07/25/2045	609,115
204,744	3.50%, 07/25/2054	217,103

		4,868,593

	GNMA - 1.4%
$ 363,865	2.00%, 05/20/2046	$372,966
737,352	2.50%, 10/20/2041	767,805
145,768	2.50%, 07/20/2042	152,630

		1,293,401

	UMBS - 1.2%
$ 1,050,000	3.50%, 05/18/2035(10)	$1,108,242

	Total U.S. Government Agencies (cost $9,277,575)	$9,727,548

	Total Long-Term Investments (cost $94,008,958)	$93,162,251

Short-Term Investments - 0.2%
	Securities Lending Collateral - 0.2%
10,765	Citibank NA DDCA, 0.04%, 5/1/2020(11)	10,765
98,961	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.19%(11)	98,961
60,127	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.23%(11)	60,127
45,015	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(11)	45,015

	Total Short-Term Investments (cost $214,868)	$214,868

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

Total Investments (cost $94,223,826)	102.3%	$93,377,119
Other Assets and Liabilities	(2.3)%	(2,086,231)

Total Net Assets	100.0%	$91,290,888

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $27,181,816, representing 29.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of this security was $229,014, representing 0.3% of net assets.

(8)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2020.

(9)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(10)	Represents or includes a TBA transaction.
(11)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	99	06/30/2020	$21,822,539	$330,045

Short position contracts:
U.S. Treasury 5-Year Note Future	80	06/30/2020	$10,038,750	(305,120)
U.S. Treasury 10-Year Note Future	10	06/19/2020	1,390,625	(64,319)

Total				$(369,439)

Total futures contracts				$(39,394)

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,304,190	USD	1,203,000	EUR	MSC	05/29/20	$—	$ (14,222)
240,959	USD	222,000	EUR	CBK	06/04/20	—	(2,366)
Total						$—	$ (16,588)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
MSC	Morgan Stanley

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority

Hartford Short Duration ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$13,843,196	$—	$13,843,196	$—
Corporate Bonds	48,577,977	—	48,577,977	—
Municipal Bonds	226,937	—	226,937	—
Senior Floating Rate Interests	20,786,593	—	20,786,593	—
U.S. Government Agencies	9,727,548	—	9,727,548	—
Short-Term Investments	214,868	214,868	—	—
Futures Contracts(2)	330,045	330,045	—	—

Total	$93,707,164	$544,913	$93,162,251	$—

Liabilities
Foreign Currency Contracts(2)	$(16,588)	$—	$(16,588)	$—
Futures Contracts(2)	(369,439)	(369,439)	—	—

Total	$(386,027)	$(369,439)	$(16,588)	$—

(1)	For the period ended April 30, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Total Return Bond ETF
Schedule of Investments April 30, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 15.7%

	Agency Collat PAC CMO - 0.0%
$ 699,528	Freddie Mac Strips 5.00%, 09/15/2036(1)	$137,063

	Asset-Backed - Automobile - 0.3%
1,557,834	Chesapeake Funding LLC 1.95%, 09/15/2031(2)	1,548,780

	Asset-Backed - Finance & Insurance - 3.2%
296,790	AASET Trust 3.35%, 01/16/2040(2)	238,740
68,870	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(2)(3)	68,265
337,775	Atlas Senior Loan Fund Ltd. 2.01%, 04/20/2028, 3 mo. USD LIBOR + 0.870%(2)(4)	326,310
250,000	Avery Point CLO Ltd. 2.79%, 08/05/2027, 3 mo. USD LIBOR + 1.050%(2)(4)	244,396
77,244	Bayview Koitere Fund Trust 3.50%, 07/28/2057(2)(3)	77,851
53,432	Bayview Opportunity Master Fund Trust 3.50%, 10/28/2057(2)(3)	53,709
231,767	Bellemeade Re Ltd. 1.59%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(2)(4)	226,339
596,123	BlueMountain CLO Ltd. 2.07%, 07/18/2027, 3 mo. USD LIBOR + 0.930%(2)(4)	576,034
402,223	Bowman Park CLO Ltd. 2.86%, 11/23/2025, 3 mo. USD LIBOR + 1.180%(2)(4)	398,280
	Carlyle Global Market Strategies CLO Ltd.
860,499	1.77%, 04/27/2027, 3 mo. USD LIBOR + 0.780%(2)(4)	843,367
942,301	2.22%, 01/15/2031, 3 mo. USD LIBOR + 1.000%(2)(4)	899,979
330,000	CIFC Funding Ltd. 2.01%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(2)(4)	319,101
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(2)	416,483
739,413	DB Master Finance LLC 3.79%, 05/20/2049(2)	744,418
	Domino’s Pizza Master Issuer LLC
1,677,000	3.08%, 07/25/2047(2)	1,668,900
49,125	4.12%, 07/25/2048(2)	50,384
189,024	Drug Royalty L.P. 2.82%, 10/15/2031, 3 mo. USD LIBOR + 1.600%(2)(4)	183,528
190,445	Eagle RE Ltd. 2.19%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(2)(4)	180,919
1,170,000	Evergreen Credit Card Trust 1.90%, 09/15/2024(2)	1,157,761
250,000	Magnetite VII Ltd. 2.02%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(2)(4)	243,191
152,130	MFA Trust 3.35%, 11/25/2047(2)(5)	137,125
1,560,000	Regional Management Issuance Trust 4.56%, 01/18/2028(2)	1,471,636
	Seasoned Credit Risk Transfer Trust
703,421	3.50%, 08/25/2057	749,740
814,457	3.50%, 08/25/2058	884,965
	Sound Point CLO Ltd.
250,000	2.06%, 01/26/2031, 3 mo. USD LIBOR + 1.070%(2)(4)	238,223
950,000	2.29%, 04/18/2031, 3 mo. USD LIBOR + 1.150%(2)(4)	896,571
1,155,000	SPS Servicer Advance Receivables Trust 2.32%, 10/15/2052(2)	1,129,397
	Towd Point Mortgage Trust
1,129,505	2.75%, 10/25/2056(2)(3)	1,135,585
2,117,265	2.75%, 10/25/2057(2)(3)	2,139,261
765,000	Treman Park CLO Ltd. 2.21%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(2)(4)	745,921

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 995,692	Vantage Data Centers Issuer LLC 4.20%, 11/16/2043(2)	$976,942
955,000	Voya CLO Ltd. 2.04%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(2)(4)	929,268
601,163	Wendy’s Funding LLC 3.88%, 03/15/2048(2)	573,695
267,300	Wingstop Funding LLC 4.97%, 12/05/2048(2)	272,197

		21,198,481

	Asset-Backed - Home Equity - 0.0%
85,851	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(2)(5)	83,412

	Collateralized - Mortgage Obligations - 0.1%
399,027	Structured Agency Credit Risk Trust 1.24%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(2)(4)	396,852

	Commercial Mortgage - Backed Securities - 3.6%
	Banc of America Commercial Mortgage Trust
7,036,862	0.88%, 11/15/2050(1)(3)	307,697
4,456,256	0.95%, 11/15/2054(1)(3)	197,860
	Benchmark Mortgage Trust
11,698,499	0.66%, 01/15/2051(1)(3)	355,614
21,178,200	0.69%, 07/15/2051(1)(3)	645,035
1,437,878	BX Commercial Mortgage Trust 1.73%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(2)(4)	1,401,724
785,000	CAMB Commercial Mortgage Trust 3.36%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(2)(4)	718,090
1,300,000	Citigroup Commercial Mortgage Trust 3.62%, 07/10/2047	1,378,185
182,758	Citigroup Mortgage Loan Trust 3.25%, 03/25/2061(2)(3)	187,709
	Commercial Mortgage Trust
10,893,293	0.74%, 02/10/2047(1)(3)	208,824
1,043,085	2.94%, 01/10/2046	1,063,889
700,000	3.18%, 02/10/2035(2)	725,397
1,120,000	3.69%, 08/10/2047	1,176,425
900,000	3.80%, 08/10/2047	949,360
1,095,125	3.96%, 03/10/2047	1,158,857
360,000	4.24%, 02/10/2047(3)	386,243
1,000,000	4.36%, 07/10/2045(3)	1,052,973
13,665,525	CSAIL Commercial Mortgage Trust 0.89%, 06/15/2057(1)(3)	404,102
	GS Mortgage Securities Trust
6,634,050	0.68%, 02/13/2053(1)(3)	318,008
890,000	3.63%, 11/10/2047	944,817
100,000	4.07%, 01/10/2047	104,487
415,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(2)	416,687
	JPMBB Commercial Mortgage Securities Trust
858,821	3.36%, 07/15/2045	883,385
100,000	3.93%, 09/15/2047	106,715
100,000	4.00%, 04/15/2047	106,091
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	1,354,108
4,467,160	Morgan Stanley Capital I Trust 1.59%, 06/15/2050(1)(3)	290,442
670,000	MTRO Commercial Mortgage Trust 2.61%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(2)(4)	623,559
1,005,120	UBS-Barclays Commercial Mortgage Trust 3.24%, 04/10/2046	1,031,586
807,234	Wells Fargo Commercial Mortgage Trust 2.92%, 10/15/2045	825,155
	Wells Fargo N.A.
5,798,255	0.72%, 11/15/2062(1)(3)	246,502
2,721,874	0.77%, 11/15/2062(1)(3)	132,248
16,266,689	0.88%, 02/15/2061(1)(3)	734,400

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 11,106,810	0.89%, 01/15/2063(1)(3)	$720,307
3,504,667	1.05%, 05/15/2062(1)(3)	217,063
	WF-RBS Commercial Mortgage Trust
1,170,000	2.88%, 12/15/2045	1,167,484
1,025,000	3.61%, 11/15/2047	1,079,490
100,000	4.00%, 05/15/2047	106,023
100,000	4.05%, 03/15/2047	104,935

		23,831,476

	Other Asset Backed Securities - 2.3%
846,429	ALM XVI Ltd. 2.12%, 07/15/2027, 3 mo. USD LIBOR + 0.900%(2)(4)	832,427
	Benefit Street Partners CLO Ltd.
635,000	2.39%, 01/20/2029, 3 mo. USD LIBOR + 1.250%(2)(4)	615,848
250,000	2.39%, 07/20/2029, 3 mo. USD LIBOR + 1.250%(2)(4)	241,171
250,000	Carlyle U.S. CLO Ltd. 2.36%, 07/20/2031, 3 mo. USD LIBOR + 1.220%(2)(4)	238,275
970,000	CIFC Funding Ltd. 2.14%, 04/18/2031, 3 mo. USD LIBOR + 1.000%(2)(4)	931,172
260,000	Dewolf Park CLO Ltd. 2.43%, 10/15/2030, 3 mo. USD LIBOR + 1.210%(2)(4)	251,685
417,900	Domino’s Pizza Master Issuer LLC 3.67%, 10/25/2049(2)	409,141
1,550,000	Dryden Senior Loan Fund 2.45%, 04/15/2029, 3 mo. USD LIBOR + 1.123%(2)(4)	1,511,644
250,000	Madison Park Funding Ltd. 2.09%, 04/19/2030, 3 mo. USD LIBOR + 0.950%(2)(4)	242,344
245,431	Neuberger Berman CLO Ltd. 2.02%, 07/15/2027, 3 mo. USD LIBOR + 0.800%(2)(4)	236,848
925,000	OCP CLO Ltd. 2.26%, 10/18/2028, 3 mo. USD LIBOR + 1.120%(2)(4)	901,008
546,245	OZLM Ltd. 2.42%, 10/20/2031, 3 mo. USD LIBOR + 1.280%(2)(4)	513,653
1,445,845	Pretium Mortgage Credit Partners LLC 2.86%, 05/27/2059(2)(5)	1,192,841
248,397	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(2)	183,508
1,339,695	TICP CLO Ltd. 1.98%, 04/20/2028, 3 mo. USD LIBOR + 0.840%(2)(4)	1,306,401
	Towd Point Mortgage Trust
1,544,008	2.75%, 06/25/2057(2)(3)	1,556,029
265,522	3.25%, 07/25/2058(2)(3)	271,687
104,068	3.75%, 05/25/2058(2)(3)	107,944
342,359	VOLT LXIV LLC 3.38%, 10/25/2047(2)(5)	316,418
1,218,382	VOLT LXXX LLC 3.23%, 10/25/2049(2)(5)	1,065,040
1,355,045	VOLT LXXXVIII LLC 2.98%, 03/25/2050(2)(5)	1,218,337
705,000	Voya CLO Ltd. 2.33%, 10/18/2031, 3 mo. USD LIBOR + 1.190%(2)(4)	678,598

		14,822,019

	Whole Loan Collateral CMO - 6.2%
106,021	Bear Stearns Adjustable Rate Mortgage Trust 4.24%, 08/25/2035(3)	98,708
59,134	Bellemeade Re Ltd. 1.79%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(2)(4)	58,250
69,878	CIM Trust 3.00%, 04/25/2057(2)(3)	69,132
	Connecticut Avenue Securities Trust
945,000	2.59%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(2)(4)	841,768
775,220	2.79%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(2)(4)	707,097
437,429	3.10%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(2)(4)	362,138
113,877	CSMC Trust 4.13%, 07/25/2058(2)(3)	112,055

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 2,252,395	Deephaven Residential Mortgage Trust 2.34%, 01/25/2060(2)(3)	$2,215,687
	Fannie Mae Connecticut Avenue Securities
16,336	1.09%, 07/25/2030, 1 mo. USD LIBOR + 0.600%(4)	16,286
18,378	1.14%, 05/25/2030, 1 mo. USD LIBOR + 0.650%(4)	18,360
42,685	1.17%, 10/25/2030, 1 mo. USD LIBOR + 0.680%(4)	42,597
7,586	1.21%, 01/25/2031, 1 mo. USD LIBOR + 0.720%(4)	7,576
5,509	1.34%, 11/25/2029, 1 mo. USD LIBOR + 0.850%(4)	5,503
40,793	1.44%, 10/25/2029, 1 mo. USD LIBOR + 0.950%(4)	40,605
2,546	1.79%, 04/25/2029, 1 mo. USD LIBOR + 1.300%(4)	2,545
174,872	2.69%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(4)	152,905
200,000	2.74%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(4)	174,413
200,000	2.84%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(4)	178,529
183,395	3.09%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(4)	136,932
1,163,563	3.49%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(4)	886,347
862,218	4.04%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(4)	827,470
1,577,611	4.74%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(4)	1,549,371
645,178	4.84%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(4)	632,403
1,351,707	4.89%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(4)	1,064,120
646,817	5.39%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(4)	507,880
1,651,866	5.49%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(4)	1,442,335
1,699,799	5.49%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(4)	1,278,967
1,517,547	6.04%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(4)	1,532,807
1,106,358	6.19%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(4)	1,117,474
437,305	6.49%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(4)	444,976
393,146	Home Re Ltd. 2.09%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(2)(4)	371,891
559,842	LSTAR Securities Investment Trust 2.69%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(2)(4)	538,582
64,664	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(2)(3)	65,320
986,000	Mortgage Insurance-Linked Notes 2.39%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(2)(4)	945,555
	New Residential Advance Receivables Trust
1,410,000	2.33%, 10/15/2051(2)	1,379,922
2,105,000	2.43%, 10/15/2051(2)	2,077,437
1,395,000	2.51%, 09/15/2052(2)	1,347,809
926,326	New Residential Mortgage LLC 3.79%, 07/25/2054(2)	888,435
	New Residential Mortgage Loan Trust
397,531	1.24%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(2)(4)	383,501
1,287,609	3.50%, 12/25/2057(2)(3)	1,331,683
674,688	4.00%, 04/25/2057(2)(3)	707,100
702,354	4.00%, 08/27/2057(2)(3)	733,749
901,181	4.00%, 09/25/2057(2)(3)	931,530
2,115,000	NRZ Advance Receivables Trust 2.59%, 07/15/2052(2)	2,044,973
	OZLM Ltd.
247,927	2.15%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(2)(4)	238,948
950,000	2.82%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(2)(4)	926,055
816,956	PMT Credit Risk Transfer Trust 2.96%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(2)(4)	794,513
455,130	Preston Ridge Partners Mortgage Trust LLC 3.50%, 10/25/2024(2)(3)	411,831
	Seasoned Credit Risk Transfer Trust
1,059,684	2.50%, 08/25/2059	1,090,864
581,700	3.50%, 11/25/2057	643,778
1,533,413	3.50%, 07/25/2058	1,704,349
1,879,856	3.50%, 10/25/2058	2,046,687
	Structured Agency Credit Risk Trust
907,765	2.14%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(2)(4)	854,381
55,000	2.59%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(2)(4)	47,067
1,259,494	Towd Point Mortgage Trust 2.90%, 10/25/2059(2)(3)	1,297,281

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 642,792	Vericrest Opportunity Loan Trust 3.18%, 10/25/2049(2)(5)	$557,677

		40,886,154

	Total Asset & Commercial Mortgage-Backed Securities (cost $106,787,340)	$102,904,237

Corporate Bonds - 37.2%
	Advertising - 0.0%
75,000	Lamar Media Corp. 3.75%, 02/15/2028(2)	69,047

	Aerospace/Defense - 0.7%
200,000	BAE Systems plc 3.40%, 04/15/2030(2)	216,487
	Boeing Co.
1,210,000	5.04%, 05/01/2027	1,210,000
450,000	5.15%, 05/01/2030	450,000
	L3Harris Technologies, Inc.
785,000	2.90%, 12/15/2029	801,366
505,000	3.85%, 06/15/2023(2)	529,189
195,000	Lockheed Martin Corp. 4.50%, 05/15/2036	243,504
	United Technologies Corp.
540,000	3.95%, 08/16/2025	608,685
390,000	4.45%, 11/16/2038	485,507
50,000	4.63%, 11/16/2048	67,017

		4,611,755

	Agriculture - 0.7%
	Altria Group, Inc.
290,000	2.63%, 09/16/2026	294,079
175,000	3.88%, 09/16/2046	170,904
255,000	4.40%, 02/14/2026	282,809
190,000	4.80%, 02/14/2029	212,666
620,000	5.38%, 01/31/2044	708,482
15,000	5.80%, 02/14/2039	17,908
205,000	5.95%, 02/14/2049	257,144
290,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	319,807
	BAT Capital Corp.
800,000	2.79%, 09/06/2024	813,968
155,000	4.39%, 08/15/2037	158,865
225,000	4.70%, 04/02/2027	248,171
580,000	4.91%, 04/02/2030	652,914
645,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	542,265

		4,679,982

	Apparel - 0.0%
250,000	Hanesbrands, Inc. 4.88%, 05/15/2026(2)(7)	251,600

	Auto Manufacturers - 0.1%
170,000	General Motors Financial Co., Inc. 2.28%, 11/06/2020, 3 mo. USD LIBOR + 0.540%(4)	167,058
CAD 565,000	General Motors Financial of Canada Ltd. 3.08%, 05/22/2020(6)	406,384

		573,442

	Auto Parts & Equipment - 0.0%
$ 10,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	8,700

	Beverages - 2.0%
290,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	324,607
	Anheuser-Busch InBev Worldwide, Inc.
205,000	3.75%, 07/15/2042	209,527
280,000	4.35%, 06/01/2040	306,368

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 295,000	4.50%, 06/01/2050	$330,157
1,120,000	4.60%, 04/15/2048	1,241,472
1,473,000	5.45%, 01/23/2039	1,774,708
2,040,000	Coca-Cola Co. 1.65%, 06/01/2030	2,036,243
	Constellation Brands, Inc.
5,000	2.65%, 11/07/2022	5,097
170,000	2.88%, 05/01/2030	172,814
572,000	3.15%, 08/01/2029	591,857
1,072,000	3.60%, 02/15/2028	1,145,007
170,000	4.65%, 11/15/2028	195,403
1,049,000	Diageo Capital plc 2.00%, 04/29/2030	1,046,769
165,000	Keurig Dr Pepper, Inc. 3.20%, 05/01/2030	175,782
760,000	Molson Coors Brewing Co. 3.00%, 07/15/2026	754,229
CAD 618,000	Molson Coors International L.P. 2.75%, 09/18/2020	443,250
	PepsiCo, Inc.
$ 875,000	1.63%, 05/01/2030	865,631
195,000	2.63%, 03/19/2027(7)	210,574
1,155,000	3.63%, 03/19/2050	1,393,879

		13,223,374

	Biotechnology - 0.2%
	Amgen, Inc.
195,000	1.90%, 02/21/2025	199,568
215,000	2.20%, 02/21/2027	220,735
390,000	2.45%, 02/21/2030	401,933
410,000	2.65%, 05/11/2022	421,602
365,000	3.38%, 02/21/2050	391,535

		1,635,373

	Chemicals - 0.6%
	Air Products and Chemicals, Inc.
95,000	1.50%, 10/15/2025	95,845
180,000	1.85%, 05/15/2027	182,375
425,000	Alpek S.A.B. de C.V. 4.25%, 09/18/2029(2)	368,900
290,000	Chemours Co. 5.38%, 05/15/2027	240,700
181,000	Dow Chemical Co. 4.80%, 05/15/2049	207,065
885,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	956,763
55,000	Ecolab, Inc. 4.80%, 03/24/2030	67,649
280,000	LYB International Finance LLC 2.88%, 05/01/2025	283,258
55,000	Methanex Corp. 5.65%, 12/01/2044	37,631
105,000	Olin Corp. 5.13%, 09/15/2027	95,907
	Sherwin-Williams Co.
215,000	2.30%, 05/15/2030	212,246
235,000	2.95%, 08/15/2029	243,672
155,000	3.13%, 06/01/2024	162,593
180,000	3.30%, 05/15/2050	184,193
175,000	4.50%, 06/01/2047	211,560
520,000	Syngenta Finance N.V. 4.89%, 04/24/2025(2)	524,663

		4,075,020

	Commercial Banks - 7.0%
	Bank of America Corp.

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 430,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	$439,793
335,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(8)	339,175
1,190,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	1,269,301
105,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	112,052
1,285,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	1,402,380
860,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(8)	916,936
1,770,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	2,125,427
1,085,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	1,115,555
500,000	Capital One Financial Corp. 3.90%, 01/29/2024	520,931
550,000	China Construction Bank Corp. 1.95%, 09/24/2021, 3 mo. USD LIBOR + 0.750%(4)(6)	548,597
	Citigroup, Inc.
315,000	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950% thereafter)(8)	322,461
1,705,000	3.20%, 10/21/2026	1,796,038
750,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	788,198
920,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	1,013,360
595,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. SOFR + 3.914% thereafter)(8)	684,996
250,000	Credit Suisse AG 1.20%, 02/04/2022, 3 mo. USD SOFR + 0.450%(4)	243,107
1,225,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(6)(8)(9)	1,255,625
390,000	Credit Suisse Group Funding Guernsey Ltd. 3.43%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(4)	393,789
	Danske Bank A/S
510,000	5.00%, 01/12/2022(2)	527,238
530,000	5.38%, 01/12/2024(2)	572,529
515,000	Fifth Third Bancorp 2.38%, 01/28/2025	523,004
	Goldman Sachs Group, Inc.
490,000	2.60%, 02/07/2030	486,687
100,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	102,384
1,855,000	3.50%, 11/16/2026	1,971,086
260,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	280,968
140,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(8)	153,679
305,000	6.75%, 10/01/2037	416,550
	HSBC Holdings plc
245,000	3.34%, 05/25/2021, 3 mo. USD LIBOR + 1.660%(4)	245,825
280,000	3.40%, 03/08/2021	284,911
695,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	785,839
	Industrial & Commercial Bank of China Ltd.
200,000	1.93%, 04/16/2021, 3 mo. USD LIBOR + 0.750%(4)(6)	198,482
250,000	2.45%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(4)(6)	249,515
250,000	2.45%, 05/23/2020, 3 mo. USD LIBOR + 0.770%(4)(6)	250,170
	JP Morgan Chase & Co.
305,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. SOFR + 2.460% thereafter)(8)	316,537
410,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	424,565

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 230,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	$242,197
15,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	16,251
1,100,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	1,216,339
2,390,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(8)	2,551,678
935,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	1,035,807
420,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	467,470
565,000	KeyCorp. 2.55%, 10/01/2029	544,622
GBP 615,000	Metro Bank plc 5.50%, 06/26/2028, (5.50% fixed rate until 06/26/2023; GUKG5 + 4.458% thereafter)(6)(8)	341,855
	Morgan Stanley
$ 1,015,000	2.50%, 04/21/2021	1,027,416
1,260,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. SOFR + 1.143% thereafter)(8)	1,287,530
2,145,000	3.13%, 07/27/2026	2,275,720
75,000	4.00%, 07/23/2025	82,587
100,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(8)	115,661
375,000	5.00%, 11/24/2025	423,632
250,000	PNC Bank NA 2.70%, 10/22/2029	258,794
	PNC Financial Services Group, Inc.
775,000	2.20%, 11/01/2024	803,057
870,000	2.55%, 01/22/2030	890,298
470,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	475,997
	State Street Corp.
675,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(8)	694,652
320,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(2)(8)	339,870
60,000	3.15%, 03/30/2031, (3.15% fixed rate until 03/30/2030; 3 mo. USD SOFR + 2.650% thereafter)(2)(8)	65,687
1,125,000	UBS Group AG 7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(6)(8)(9)	1,206,562
680,000	UBS Group AG 2.65%, 02/01/2022(2)	691,676
650,000	UniCredit S.p.A. 6.57%, 01/14/2022(2)	670,423
	Wells Fargo & Co.
1,710,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(8)	1,736,106
865,000	3.00%, 04/22/2026	906,824
140,000	3.00%, 10/23/2026	146,486
1,570,000	3.07%, 01/24/2023	1,608,672
385,000	3.75%, 01/24/2024	410,915
230,000	4.75%, 12/07/2046	272,671
225,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(8)	295,388

		46,180,533

	Commercial Services - 0.8%
1,400,000	Ashtead Capital, Inc. 4.38%, 08/15/2027(2)	1,364,482
	Equifax, Inc.
170,000	2.60%, 12/15/2025	172,176
110,000	3.10%, 05/15/2030	110,986

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 190,000	Global Payments, Inc. 3.20%, 08/15/2029	$195,597
1,330,000	IHS Markit Ltd. 4.13%, 08/01/2023	1,423,698
1,381,000	Service Corp. International 5.13%, 06/01/2029	1,436,240
380,000	United Rentals North America, Inc. 5.88%, 09/15/2026	390,450

		5,093,629

	Construction Materials - 0.2%
	Carrier Global Corp.
275,000	2.49%, 02/15/2027(2)	263,460
240,000	2.72%, 02/15/2030(2)	226,845
560,000	Standard Industries, Inc. 6.00%, 10/15/2025(2)	576,800

		1,067,105

	Diversified Financial Services - 0.5%
480,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.88%, 01/23/2028	403,793
1,250,000	BlackRock, Inc. 1.90%, 01/28/2031	1,249,620
150,000	Mastercard, Inc. 3.35%, 03/26/2030	170,784
135,000	Nasdaq, Inc. 3.25%, 04/28/2050	135,420
380,000	Navient Corp. 7.25%, 01/25/2022	372,400
1,285,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(2)	1,114,552

		3,446,569

	Electric - 2.9%
	AES Corp.
120,000	4.88%, 05/15/2023	120,876
125,000	5.13%, 09/01/2027	130,312
420,000	Alabama Power Co. 4.15%, 08/15/2044	507,217
40,000	Appalachian Power Co. 6.38%, 04/01/2036	51,028
	Berkshire Hathaway Energy Co.
325,000	3.25%, 04/15/2028	356,920
75,000	4.25%, 10/15/2050(2)	94,331
290,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(2)	264,538
	Cleco Corporate Holdings LLC
355,000	3.38%, 09/15/2029(2)	369,742
156,000	3.74%, 05/01/2026	157,503
20,000	4.97%, 05/01/2046	19,140
	Commonwealth Edison Co.
420,000	3.65%, 06/15/2046	491,737
115,000	4.00%, 03/01/2048	141,947
115,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	144,107
130,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	185,961
760,000	Dominion Energy, Inc. 3.38%, 04/01/2030	826,331
350,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	433,970
1,135,000	Duke Energy Corp. 2.65%, 09/01/2026	1,204,921
385,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	426,120
	Evergy, Inc.
315,000	2.45%, 09/15/2024	326,335

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 580,000	2.90%, 09/15/2029	$594,627
	Exelon Corp.
725,000	2.85%, 06/15/2020	725,434
725,000	3.95%, 06/15/2025	801,071
110,000	Florida Power & Light Co. 3.99%, 03/01/2049	142,056
	Georgia Power Co.
910,000	2.10%, 07/30/2023	938,763
510,000	4.30%, 03/15/2042	593,214
	IPALCO Enterprises, Inc.
460,000	3.70%, 09/01/2024	481,702
1,680,000	4.25%, 05/01/2030(2)	1,781,787
30,000	ITC Holdings Corp. 3.25%, 06/30/2026	31,927
	MidAmerican Energy Co.
290,000	3.15%, 04/15/2050	328,691
120,000	3.65%, 08/01/2048	143,912
145,000	National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	159,127
125,000	Northern States Power Co. 2.90%, 03/01/2050	137,045
365,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	415,336
	Oncor Electric Delivery Co. LLC
110,000	3.10%, 09/15/2049	124,196
145,000	5.75%, 03/15/2029	190,708
101,000	PacifiCorp 4.13%, 01/15/2049	127,464
110,000	PacifiCorp. 4.15%, 02/15/2050	139,862
125,000	Public Service Electric & Gas Co. 3.80%, 03/01/2046	153,187
525,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	548,121
600,000	Puget Energy, Inc. 3.65%, 05/15/2025	600,841
70,000	Sempra Energy 4.00%, 02/01/2048	79,186
	Southern California Edison Co.
605,000	2.25%, 06/01/2030	595,272
220,000	2.85%, 08/01/2029	226,739
380,000	3.65%, 02/01/2050	413,099
179,000	4.00%, 04/01/2047	200,047
96,000	4.13%, 03/01/2048	109,885
	Southern Co.
115,000	2.95%, 07/01/2023	121,232
515,000	3.25%, 07/01/2026	549,453
635,000	3.70%, 04/30/2030	703,907
20,000	4.40%, 07/01/2046	24,064
120,000	Union Electric Co. 4.00%, 04/01/2048	146,656
220,000	Xcel Energy, Inc. 3.50%, 12/01/2049	241,431

		18,823,078

	Engineering & Construction - 0.1%
1,150,000	International Airport Finance S.A. 12.00%, 03/15/2033(2)	713,000

	Entertainment - 0.1%
335,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	321,399
445,000	WMG Acquisition Corp. 4.88%, 11/01/2024(2)	445,000

		766,399

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

	Environmental Control - 0.4%
	Clean Harbors, Inc.
$ 1,890,000	4.88%, 07/15/2027(2)	$1,951,425
45,000	5.13%, 07/15/2029(2)	45,788
	Waste Management, Inc.
450,000	3.20%, 06/15/2026	493,415
115,000	3.45%, 06/15/2029	130,658

		2,621,286

	Food - 0.6%
	Conagra Brands, Inc.
40,000	4.30%, 05/01/2024	43,542
215,000	4.60%, 11/01/2025	240,093
510,000	4.85%, 11/01/2028	597,670
400,000	Kellogg Co. 3.40%, 11/15/2027	431,143
25,000	Kraft Heinz Foods Co. 3.75%, 04/01/2030(2)	25,618
660,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(6)	630,828
70,000	Mondelez International, Inc. 2.75%, 04/13/2030	74,509
835,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(2)	803,688
715,000	Philip Morris International, Inc. 2.10%, 05/01/2030	709,074
350,000	Sysco Corp. 5.95%, 04/01/2030	413,633

		3,969,798

	Food Service - 0.1%
470,000	Aramark Services, Inc. 5.00%, 02/01/2028(2)	457,075

	Forest Products & Paper - 0.2%
1,150,000	Suzano Austria GmbH 5.00%, 01/15/2030	1,090,039

	Gas - 0.5%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
85,000	5.63%, 05/20/2024	86,700
140,000	5.88%, 08/20/2026	142,548
695,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	721,330
	NiSource, Inc.
560,000	3.49%, 05/15/2027	601,874
840,000	3.60%, 05/01/2030	937,205
	Sempra Energy
525,000	3.40%, 02/01/2028	552,514
255,000	3.80%, 02/01/2038	271,085

		3,313,256

	Healthcare-Products - 0.5%
	Alcon Finance Corp.
506,000	2.75%, 09/23/2026(2)	528,077
360,000	3.00%, 09/23/2029(2)	374,820
300,000	Baxter International, Inc. 3.95%, 04/01/2030(2)	348,944
975,000	Becton Dickinson and Co. 3.36%, 06/06/2024	1,036,460
35,000	Boston Scientific Corp. 3.75%, 03/01/2026	38,147
190,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(2)	192,375
145,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	152,353

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 780,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	$788,120

		3,459,296

	Healthcare-Services - 0.8%
	Anthem, Inc.
855,000	2.25%, 05/15/2030	851,794
560,000	2.88%, 09/15/2029	582,613
485,000	3.65%, 12/01/2027	529,631
160,000	4.38%, 12/01/2047	189,558
	Centene Corp.
45,000	3.38%, 02/15/2030(2)	45,338
35,000	4.25%, 12/15/2027(2)	36,619
40,000	4.63%, 12/15/2029(2)	43,800
350,000	CommonSpirit Health 3.35%, 10/01/2029	344,591
5,000	Humana, Inc. 2.50%, 12/15/2020	5,024
1,600,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(2)	1,354,080
	UnitedHealth Group, Inc.
180,000	2.38%, 08/15/2024	189,527
420,000	2.88%, 08/15/2029	455,253
115,000	3.50%, 08/15/2039	128,486
251,000	3.75%, 10/15/2047	294,986

		5,051,300

	Home Builders - 0.4%
	Lennar Corp.
190,000	4.75%, 11/29/2027	194,750
200,000	5.25%, 06/01/2026	208,000
1,540,000	PulteGroup, Inc. 5.50%, 03/01/2026	1,638,175
435,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	439,350

		2,480,275

	Household Products/Wares - 0.0%
50,000	Kimberly-Clark Corp. 3.10%, 03/26/2030	55,824

	Insurance - 0.7%
490,000	Aon Corp. 2.20%, 11/15/2022	499,104
45,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	56,672
110,000	Genworth Holdings, Inc. 4.90%, 08/15/2023	94,600
	Marsh & McLennan Cos., Inc.
420,000	3.88%, 03/15/2024	456,868
270,000	4.38%, 03/15/2029	314,636
305,000	4.75%, 03/15/2039	381,035
64,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(2)	64,968
870,000	New York Life Global Funding 2.00%, 01/22/2025(2)	885,344
115,000	New York Life Insurance Co. 3.75%, 05/15/2050(2)	130,464
425,000	Progressive Corp. 3.20%, 03/26/2030	474,728
	Unum Group
190,000	4.00%, 06/15/2029	193,171
365,000	4.50%, 12/15/2049	324,323
10,000	Voya Financial, Inc. 4.80%, 06/15/2046	11,504
	Willis North America, Inc.
230,000	2.95%, 09/15/2029	233,730
275,000	3.60%, 05/15/2024	289,144

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 400,000	4.50%, 09/15/2028	$455,565

		4,865,856

	Internet - 0.7%
	Alibaba Group Holding Ltd.
500,000	3.40%, 12/06/2027	543,281
445,000	4.20%, 12/06/2047	539,750
730,000	Amazon.com, Inc. 3.88%, 08/22/2037	888,986
1,395,000	Symantec Corp. 5.00%, 04/15/2025(2)	1,403,719
	Tencent Holdings Ltd.
255,000	2.99%, 01/19/2023(2)	260,797
620,000	3.60%, 01/19/2028(2)	667,795
515,000	3.98%, 04/11/2029(2)	579,403

		4,883,731

	Iron/Steel - 0.1%
200,000	Commercial Metals Co. 5.38%, 07/15/2027	195,500
	Metinvest B.V.
EUR 440,000	5.63%, 06/17/2025(2)	305,063
$ 200,000	7.75%, 10/17/2029(2)	128,144

		628,707

	IT Services - 0.9%
	Apple, Inc.
1,550,000	2.20%, 09/11/2029	1,648,148
490,000	3.35%, 02/09/2027	549,220
190,000	3.45%, 02/09/2045	216,759
	International Business Machines Corp.
1,900,000	1.95%, 05/15/2030	1,900,000
795,000	3.50%, 05/15/2029	897,687
100,000	4.25%, 05/15/2049	122,899
380,000	4.70%, 02/19/2046	478,454

		5,813,167

	Lodging - 0.3%
	Hilton Domestic Operating Co., Inc.
1,081,000	4.25%, 09/01/2024	1,048,570
500,000	5.13%, 05/01/2026	493,650
285,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	271,203
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
321,000	5.25%, 05/15/2027(2)	279,270
14,000	5.50%, 03/01/2025(2)	12,460

		2,105,153

	Machinery-Diversified - 0.5%
	John Deere Capital Corp.
230,000	1.20%, 04/06/2023	231,847
260,000	1.75%, 03/09/2027	260,721
2,600,000	Otis Worldwide Corp. 2.57%, 02/15/2030(2)	2,620,142

		3,112,710

	Media - 2.2%
	CCO Holdings LLC / CCO Holdings Capital Corp.
32,000	4.50%, 08/15/2030(2)	32,410
475,000	5.13%, 05/01/2027(2)	493,216
	Charter Communications Operating LLC / Charter Communications Operating Capital
585,000	2.80%, 04/01/2031	589,028
610,000	4.80%, 03/01/2050	686,636
915,000	5.38%, 05/01/2047	1,101,101
475,000	5.75%, 04/01/2048	599,342
35,000	6.48%, 10/23/2045	45,754
80,000	6.83%, 10/23/2055	107,295
	Comcast Corp.

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 305,000	3.20%, 07/15/2036	$332,252
330,000	3.25%, 11/01/2039	359,535
240,000	3.40%, 04/01/2030	269,483
105,000	3.40%, 07/15/2046	116,155
180,000	4.05%, 11/01/2052	219,717
320,000	4.25%, 10/15/2030	385,088
425,000	4.60%, 10/15/2038	534,148
90,000	4.65%, 07/15/2042	114,556
210,000	4.70%, 10/15/2048	275,398
70,000	4.75%, 03/01/2044	90,771
155,000	4.95%, 10/15/2058	219,843
	Cox Communications, Inc.
803,000	3.15%, 08/15/2024(2)	848,615
250,000	4.80%, 02/01/2035(2)	288,957
	Discovery Communications LLC
230,000	2.80%, 06/15/2020	230,068
200,000	3.95%, 06/15/2025	211,954
1,090,000	3.95%, 03/20/2028	1,146,908
222,000	5.30%, 05/15/2049	257,375
500,000	6.35%, 06/01/2040	627,255
	DISH DBS Corp.
230,000	5.88%, 07/15/2022	230,598
60,000	6.75%, 06/01/2021	59,760
75,000	TEGNA, Inc. 5.50%, 09/15/2024(2)	75,375
185,000	Time Warner Cable LLC 6.55%, 05/01/2037	229,271
	ViacomCBS, Inc.
145,000	4.25%, 09/01/2023	152,357
2,850,000	4.95%, 01/15/2031	3,038,173
200,000	Videotron Ltd. 5.38%, 06/15/2024(2)	212,004

		14,180,398

	Mining - 0.2%
	Anglo American Capital plc
745,000	4.75%, 04/10/2027(2)	768,728
315,000	5.63%, 04/01/2030(2)	347,832
120,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(2)	111,720

		1,228,280

	Miscellaneous Manufacturing - 0.2%
145,000	3M Co. 3.05%, 04/15/2030	158,299
620,000	General Electric Co. 3.63%, 05/01/2030	622,298
280,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	282,933
120,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	140,840

		1,204,370

	Office/Business Equipment - 0.0%
120,000	CDW LLC / CDW Finance Corp. 4.25%, 04/01/2028	120,552

	Oil & Gas - 1.1%
	BP Capital Markets America, Inc.
370,000	3.54%, 04/06/2027	390,020
370,000	3.63%, 04/06/2030	398,813
	Canadian Natural Resources Ltd.
CAD 310,000	2.05%, 06/01/2020	222,871
225,000	2.89%, 08/14/2020	162,221
$ 265,000	EOG Resources, Inc. 4.38%, 04/15/2030	294,216
	Equinor ASA
385,000	3.63%, 04/06/2040	416,325

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 255,000	3.70%, 04/06/2050	$283,859
	Exxon Mobil Corp.
675,000	4.23%, 03/19/2040	809,071
525,000	4.33%, 03/19/2050	642,581
	Hess Corp.
185,000	7.13%, 03/15/2033	166,865
250,000	7.30%, 08/15/2031	234,920
100,000	Occidental Petroleum Corp. 2.68%, 02/08/2021, 3 mo. USD LIBOR + 0.950%(4)	94,000
645,000	Petronas Capital Ltd. 3.50%, 04/21/2030(2)	675,475
175,000	Phillips 66 3.85%, 04/09/2025	183,279
425,000	QEP Resources, Inc. 5.25%, 05/01/2023	142,375
260,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(2)	261,314
220,000	SM Energy Co. 6.13%, 11/15/2022	88,000
600,000	Tullow Oil plc 7.00%, 03/01/2025(2)	312,000
	Valero Energy Corp.
70,000	2.85%, 04/15/2025	69,433
770,000	4.00%, 04/01/2029	788,560
365,000	WPX Energy, Inc. 5.25%, 09/15/2024	327,704

		6,963,902

	Oil & Gas Services - 0.0%
340,000	Halliburton Co. 2.92%, 03/01/2030	273,756

	Packaging & Containers - 0.4%
1,490,000	Ball Corp. 4.00%, 11/15/2023	1,541,405
370,000	Mondelez International, Inc. 1.50%, 05/04/2025	370,000
	Owens-Brockway Glass Container, Inc.
80,000	5.38%, 01/15/2025(2)	78,000
430,000	5.88%, 08/15/2023(2)	434,300
220,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(2)	221,100

		2,644,805

	Pharmaceuticals - 1.7%
	AbbVie, Inc.
755,000	2.95%, 11/21/2026(2)	796,861
1,365,000	3.20%, 11/21/2029(2)	1,450,254
790,000	4.25%, 11/21/2049(2)	910,835
320,000	Allergan Finance LLC 4.63%, 10/01/2042	392,657
205,000	Bausch Health Cos., Inc. 7.00%, 03/15/2024(2)	210,812
165,000	Baxalta, Inc. 3.60%, 06/23/2022	172,021
705,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(2)	781,271
	Bristol-Myers Squibb Co.
80,000	3.20%, 06/15/2026(2)	88,284
380,000	3.40%, 07/26/2029(2)	434,829
	Cigna Corp.
270,000	2.40%, 03/15/2030	272,905
950,000	4.38%, 10/15/2028	1,087,638
	CVS Health Corp.
300,000	3.75%, 04/01/2030	333,253
530,000	4.10%, 03/25/2025	584,645

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 325,000	4.13%, 04/01/2040	$364,702
70,000	4.25%, 04/01/2050	81,958
895,000	5.05%, 03/25/2048	1,134,162
15,000	5.13%, 07/20/2045	18,749
95,000	Express Scripts Holding Co. 2.33%, 11/30/2020, 3 mo. USD LIBOR + 0.750%(4)	94,139
630,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	705,251
230,000	Pfizer, Inc. 2.63%, 04/01/2030	249,785
330,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	334,978
835,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	726,450

		11,226,439

	Pipelines - 1.1%
20,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029(2)	18,450
180,000	DCP Midstream Operating L.P. 3.88%, 03/15/2023	149,400
	Energy Transfer Operating L.P.
290,000	3.75%, 05/15/2030	263,932
30,000	4.05%, 03/15/2025	29,452
260,000	4.50%, 04/15/2024	256,775
390,000	4.95%, 06/15/2028	381,716
105,000	5.00%, 05/15/2050	92,384
160,000	5.15%, 03/15/2045	142,089
95,000	5.25%, 04/15/2029	95,394
870,000	6.13%, 12/15/2045	835,978
135,000	6.25%, 04/15/2049	130,214
640,000	Kinder Morgan Energy Partners L.P. 3.50%, 03/01/2021	641,107
	MPLX L.P.
70,000	1.90%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(4)	65,855
335,000	4.13%, 03/01/2027	323,954
170,000	4.25%, 12/01/2027(2)	163,458
185,000	4.70%, 04/15/2048	164,992
360,000	5.20%, 03/01/2047	335,894
80,000	5.20%, 12/01/2047(2)	73,016
80,000	5.50%, 02/15/2049	79,380
	ONEOK, Inc.
90,000	2.20%, 09/15/2025	77,830
80,000	3.10%, 03/15/2030	64,453
	Rockies Express Pipeline LLC
415,000	3.60%, 05/15/2025(2)	374,537
415,000	4.80%, 05/15/2030(2)	354,825
10,000	Sunoco Logistics Partners Operations L.P. 5.95%, 12/01/2025	10,120
175,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(2)	173,247
	TransCanada PipeLines Ltd.
890,000	4.10%, 04/15/2030	963,847
230,000	4.63%, 03/01/2034	244,402
100,000	4.75%, 05/15/2038(7)	106,431
CAD 115,000	Westcoast Energy, Inc. 4.57%, 07/02/2020	83,148
	Williams Cos., Inc.
$ 24,000	4.90%, 01/15/2045	23,579
85,000	5.80%, 11/15/2043	91,628
116,000	6.30%, 04/15/2040	133,733

		6,945,220

	Real Estate Investment Trusts - 0.2%
370,000	American Tower Corp. 2.40%, 03/15/2025	381,100

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 205,000	Equinix, Inc. 5.88%, 01/15/2026	$212,913
675,000	SBA Tower Trust 2.84%, 01/15/2025(2)	687,405
70,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(2)	65,421

		1,346,839

	Retail - 0.7%
	Alimentation Couche-Tard, Inc.
130,000	2.95%, 01/25/2030(2)	127,247
300,000	3.80%, 01/25/2050(2)	281,530
515,000	AutoZone, Inc. 3.63%, 04/15/2025	551,610
255,000	Home Depot, Inc. 2.50%, 04/15/2027	269,682
160,000	Lithia Motors, Inc. 4.63%, 12/15/2027(2)	151,200
	Lowe’s Cos., Inc.
865,000	3.38%, 09/15/2025	940,295
75,000	3.70%, 04/15/2046	81,568
490,000	4.55%, 04/05/2049	595,265
	McDonald’s Corp.
455,000	3.35%, 04/01/2023	483,819
210,000	3.63%, 09/01/2049	229,846
775,000	4.20%, 04/01/2050	923,003
80,000	United Rentals North America, Inc. 4.88%, 01/15/2028	80,176

		4,715,241

	Semiconductors - 1.7%
1,566,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	1,632,521
	Broadcom, Inc.
847,000	4.25%, 04/15/2026(2)	907,758
2,270,000	5.00%, 04/15/2030(2)	2,553,265
330,000	Entegris, Inc. 4.38%, 04/15/2028(2)	330,412
	Intel Corp.
695,000	2.45%, 11/15/2029	736,260
555,000	3.10%, 02/15/2060	593,677
145,000	4.10%, 05/19/2046	182,548
340,000	Lam Research Corp. 1.90%, 06/15/2030	340,000
470,000	NVIDIA Corp. 2.85%, 04/01/2030	512,107
	NXP B.V. / NXP Funding LLC
262,000	4.63%, 06/01/2023(2)	279,277
968,000	4.88%, 03/01/2024(2)	1,050,890
299,000	5.35%, 03/01/2026(2)	338,224
240,000	5.55%, 12/01/2028(2)	274,092
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
285,000	3.15%, 05/01/2027(2)	287,952
136,000	4.30%, 06/18/2029(2)	144,313
	QUALCOMM, Inc.
124,000	4.65%, 05/20/2035	158,087
421,000	4.80%, 05/20/2045	537,639

		10,859,022

	Software - 1.2%
	Fidelity National Information Services, Inc.
546,000	3.75%, 05/21/2029	612,922
155,000	4.25%, 05/15/2028	176,249
575,000	Fiserv, Inc. 3.20%, 07/01/2026	615,706
330,000	IQVIA, Inc. 5.00%, 05/15/2027(2)	338,973

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

	Microsoft Corp.
$ 390,000	3.70%, 08/08/2046	$479,606
160,000	3.95%, 08/08/2056	210,366
	MSCI, Inc.
15,000	3.63%, 09/01/2030(2)	15,188
1,415,000	5.38%, 05/15/2027(2)	1,524,662
175,000	5.75%, 08/15/2025(2)	182,805
330,000	Open Text Corp. 5.88%, 06/01/2026(2)	346,500
	Oracle Corp.
1,315,000	2.50%, 04/01/2025	1,383,479
1,315,000	3.85%, 04/01/2060	1,523,570
250,000	4.00%, 11/15/2047	298,095
240,000	Western Digital Corp. 4.75%, 02/15/2026	245,023

		7,953,144

	Telecommunications - 2.9%
	AT&T, Inc.
30,000	2.33%, 06/01/2021, 3 mo. USD LIBOR + 0.750%(4)	29,896
615,000	2.80%, 02/17/2021	621,566
615,000	2.95%, 07/15/2026	644,556
CAD 1,230,000	3.83%, 11/25/2020	896,214
$ 10,000	4.25%, 03/01/2027	11,020
675,000	4.30%, 02/15/2030	758,956
165,000	4.35%, 03/01/2029	185,414
640,000	4.35%, 06/15/2045	701,576
265,000	4.75%, 05/15/2046	306,498
	Nokia Oyj
140,000	4.38%, 06/12/2027(7)	142,100
60,000	6.63%, 05/15/2039	64,050
1,330,000	SoftBank Group Corp. 6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(6)(8)(9)	1,145,024
300,000	Sprint Corp. 7.13%, 06/15/2024	336,756
740,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	814,000
	T-Mobile USA, Inc.
830,000	3.50%, 04/15/2025(2)	877,659
1,030,000	3.88%, 04/15/2030(2)	1,130,353
360,000	4.50%, 04/15/2050(2)	421,344
1,545,000	6.50%, 01/15/2026	1,631,906
160,000	Telecom Italia Capital S.A. 6.00%, 09/30/2034	165,744
900,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(2)	878,850
	Telefonica Emisiones S.A.
340,000	4.90%, 03/06/2048	399,397
705,000	5.21%, 03/08/2047	845,424
45,000	7.05%, 06/20/2036	63,105
	Verizon Communications, Inc.
275,000	3.88%, 02/08/2029	317,021
150,000	4.00%, 03/22/2050	186,848
305,000	4.02%, 12/03/2029	355,278
1,210,000	4.50%, 08/10/2033	1,505,327
475,000	4.67%, 03/15/2055	640,594
1,185,000	4.81%, 03/15/2039	1,524,238
120,000	5.01%, 08/21/2054	173,103
	Vodafone Group plc
230,000	4.25%, 09/17/2050	250,209
580,000	6.15%, 02/27/2037	752,429

		18,776,455

	Transportation - 0.9%
	CSX Corp.

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 385,000	2.40%, 02/15/2030	$395,871
515,000	3.25%, 06/01/2027	556,573
115,000	3.35%, 09/15/2049	122,881
125,000	4.30%, 03/01/2048	152,750
60,000	4.50%, 03/15/2049	75,691
	FedEx Corp.
240,000	3.30%, 03/15/2027	244,656
640,000	3.80%, 05/15/2025	685,523
640,000	4.25%, 05/15/2030	698,802
125,000	Norfolk Southern Corp. 3.40%, 11/01/2049	133,892
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
705,000	2.70%, 11/01/2024(2)	703,561
625,000	4.00%, 07/15/2025(2)	661,492
	Union Pacific Corp.
435,000	3.25%, 02/05/2050	452,959
10,000	3.84%, 03/20/2060(2)	11,110
860,000	4.38%, 09/10/2038	1,010,994

		5,906,755

	Water - 0.1%
	American Water Capital Corp.
240,000	2.80%, 05/01/2030	256,514
260,000	4.15%, 06/01/2049	324,842

		581,356

	Total Corporate Bonds (cost $232,541,653)	$244,052,613

Foreign Government Obligations - 4.7%
	Argentina - 0.0%
EUR 420,000	Argentine Republic Government International Bond 5.25%, 01/15/2028(6)	98,464

	Canada - 0.2%
CAD 50,000	City of Quebec Canada 2.00%, 07/07/2020	36,097
200,000	New Brunswick Municipal Finance Corp. 3.85%, 11/19/2020	146,433
100,000	Newfoundland T-Bill 1.72%, 05/07/2020(10)	71,993
	Ontario Hydro Corp. Coupon Strip
520,000	0.00%, 08/06/2020(11)	373,373
100,000	0.00%, 11/26/2020(11)	71,538
405,000	Province of Ontario Generic Coupon Strip 0.00%, 09/08/2020(11)	290,917

		990,351

	Chile - 0.1%
$ 920,000	Chile Government International Bond 2.55%, 01/27/2032	919,089

	Dominican Republic - 0.2%
1,335,000	Dominican Republic International Bond 6.40%, 06/05/2049(2)	1,098,038

	Egypt - 0.0%
200,000	Egypt Government International Bond 8.50%, 01/31/2047(6)	178,500

	Ghana - 0.2%
	Ghana Government International Bond
665,000	6.38%, 02/11/2027(2)	512,050
600,000	7.63%, 05/16/2029(6)	458,952

		971,002

	Hungary - 0.0%
200,000	Hungary Government International Bond 6.38%, 03/29/2021	207,680

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

	Italy - 0.1%
EUR 630,000	Italy Buoni Ordinari del Tesoro BOT 0.00%, 05/14/2020(6)(11)	$690,076
70,000	Italy Certificati di Credito del Tesoro 0.00%, 11/27/2020(11)	76,611

		766,687

	Japan - 2.0%
	Japan Treasury Discount Bill
JPY 196,700,000	0.12%, 05/07/2020(10)	1,839,471
266,000,000	0.13%, 05/18/2020(10)	2,487,647
203,650,000	0.13%, 05/25/2020(10)	1,904,613
550,650,000	0.14%, 05/11/2020(10)	5,149,559
95,100,000	0.14%, 06/01/2020(10)	889,445
77,350,000	0.24%, 06/15/2020(10)	723,478
20,000,000	0.27%, 06/08/2020(10)	187,060
20,000,000	0.32%, 06/22/2020(10)	187,072

		13,368,345

	Mexico - 0.1%
$ 645,000	Mexico Government International Bond 4.75%, 04/27/2032	649,838

	Mongolia - 0.2%
1,109,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/2020(6)	1,104,841

	Panama - 0.1%
400,000	Panama Government International Bond 4.50%, 04/01/2056	449,000

	Peru - 0.0%
180,000	Peruvian Government International Bond 2.39%, 01/23/2026	183,600

	Philippines - 0.0%
220,000	Philippine Government International Bond 2.46%, 05/05/2030	224,345

	Qatar - 0.3%
	Qatar Government International Bond
645,000	3.40%, 04/16/2025(2)	686,170
1,085,000	3.75%, 04/16/2030(2)	1,184,560

		1,870,730

	Romania - 0.2%
	Romanian Government International Bond
EUR 1,024,000	4.63%, 04/03/2049(6)	1,131,120
$ 290,000	6.13%, 01/22/2044(6)	343,787

		1,474,907

	Saudi Arabia - 0.1%
640,000	Saudi Government International Bond 2.90%, 10/22/2025(2)	648,000

	Senegal - 0.1%
590,000	Senegal Government International Bond 6.25%, 05/23/2033(6)	516,663

	South Korea - 0.1%
300,000	Export-Import Bank of Korea 1.84%, 03/17/2021, 3 mo. USD LIBOR + 1.000%(4)(6)	299,736
200,000	Korea Development Bank 1.33%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(4)	199,335

		499,071

	Supranational - 0.1%
MXN 13,455,000	Inter-American Development Bank 7.25%, 06/10/2021	571,190

	Tunisia - 0.2%
	Banque Centrale de Tunisie International Bond
EUR 890,000	4.50%, 06/22/2020(6)	955,808

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

390,000	6.75%, 10/31/2023(2)	$366,296

		1,322,104

	United Arab Emirates - 0.4%
	Abu Dhabi Government International Bond
$ 535,000	2.50%, 04/16/2025(2)	549,909
630,000	3.13%, 04/16/2030(2)	669,501
560,000	3.13%, 09/30/2049(2)	536,480
620,000	3.88%, 04/16/2050(2)	660,424

		2,416,314

	Uruguay - 0.0%
65,000	Uruguay Government International Bond 4.98%, 04/20/2055	73,288

	Total Foreign Government Obligations (cost $31,404,514)	$30,602,047

Municipal Bonds - 1.7%
	Development - 0.5%
	California State, GO Taxable
505,000	7.30%, 10/01/2039	800,667
60,000	7.63%, 03/01/2040	99,944
2,180,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	2,314,964

		3,215,575

	Education - 0.1%
	Chicago, IL, Board of Education, GO
270,000	6.04%, 12/01/2029	269,779
220,000	6.14%, 12/01/2039	215,930
380,000	6.32%, 11/01/2029	382,177

		867,886

	General - 0.8%
	County of Riverside, CA
1,625,000	2.86%, 02/15/2026(12)	1,641,201
1,630,000	3.07%, 02/15/2028(12)	1,644,491
1,530,000	Philadelphia, PA, Auth for Industrial Dev 6.55%, 10/15/2028	1,991,433

		5,277,125

	General Obligation - 0.2%
30,000	California State, GO Taxable 7.55%, 04/01/2039	50,311
	State of Illinois, GO
885,818	4.95%, 06/01/2023(7)	903,455
120,000	5.00%, 01/01/2023	119,790
180,000	5.56%, 02/01/2021	183,091
250,000	6.88%, 07/01/2025	283,035

		1,539,682

	Utility - Electric - 0.1%
472,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	628,010

	Total Municipal Bonds (cost $11,151,151)	$11,528,278

Senior Floating Rate Interests - 4.1%(13)
	Advertising - 0.0%
283,575	Clear Channel Outdoor Holdings, Inc. 4.26%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	245,647

	Aerospace/Defense - 0.1%
	TransDigm, Inc.
319,313	2.65%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	278,840
148,117	2.65%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	129,302

		408,142

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

	Airlines - 0.0%
$ 149,625	WestJet Airlines Ltd. 4.00%, 12/11/2026, 1 mo. USD LIBOR + 3.000%	$119,817

	Auto Manufacturers - 0.0%
97,750	Navistar International Corp. 4.22%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	88,037

	Auto Parts & Equipment - 0.1%
233,988	Adient U.S. LLC 5.45%, 05/06/2024, 1 mo. USD LIBOR + 4.000%	209,859
110,448	Altra Industrial Motion Corp. 2.40%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	103,821
233,825	Panther BF Aggregator L.P. 3.90%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	211,144

		524,824

	Chemicals - 0.1%
168,001	Cabot Microelectronics Corp. 2.44%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	162,121
182,694	Element Solutions, Inc. 2.40%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	174,016
99,250	Hexion, Inc. 4.94%, 07/01/2026, 1 mo. USD LIBOR + 3.500%	94,350
98,500	LTI Holdings, Inc. 3.90%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	78,417
217,047	Starfruit Finco B.V. 3.86%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	196,428
99,750	Univar, Inc. 3.45%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	94,856

		800,188

	Coal - 0.0%
126,657	Foresight Energy LLC 7.36%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	7,916

	Commercial Services - 0.4%
113,352	Allied Universal Holdco LLC 4.65%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	105,191
100,000	Amentum Government Services Holdings LLC 4.40%, 02/01/2027, 1 mo. USD LIBOR + 4.000%	95,250
150,000	APX Group, Inc. 5.40%, 12/31/2025, 1 mo. USD LIBOR + 5.000%	131,812
345,603	Blackhawk Network Holdings, Inc. 3.15%, 06/15/2025, 1 mo. USD LIBOR + 2.750%	293,762
394,975	BrightView Landscapes LLC 3.25%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	372,592
285,000	Deerfield Dakota Holding, LLC 0.00%, 04/09/2027	270,750
200,000	Dun & Bradstreet Corp. 4.49%, 02/06/2026, 1 mo. USD LIBOR + 4.000%	186,500
68,707	Garda World Security Corp. 6.39%, 10/30/2026, 1 mo. USD LIBOR + 4.750%	65,872
EUR 115,000	LGC Group Holdings Ltd. 0.00%, 01/22/2027(14)	118,324
$ 249,375	Quikrete Holdings, Inc. 2.90%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	230,555
196,962	Tempo Acquisition LLC 3.15%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	184,530
240,338	Trans Union LLC 2.15%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	229,862
EUR 200,000	Verisure Holding AB 3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	211,158
$ 216,464	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	209,700

		2,705,858

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

	Construction Materials - 0.1%
$ 207,375	Brookfield WEC Holdings, Inc. 3.40%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	$196,073
364,436	NCI Building Systems, Inc. 4.58%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	311,593

		507,666

	Distribution/Wholesale - 0.1%
271,635	American Builders & Contractors Supply Co., Inc. 2.40%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	253,922
369,595	Beacon Roofing Supply, Inc. 2.65%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	343,908

		597,830

	Diversified Financial Services - 0.2%
423,629	AlixPartners LLP 3.50%, 04/04/2024, 3 mo. USD LIBOR + 2.500%	407,154
286,848	Crown Finance U.S., Inc. 3.32%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	179,759
187,625	Refinitiv U.S. Holdings, Inc. 3.65%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	183,345
99,229	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	92,531
99,709	Victory Capital Holdings, Inc. 3.94%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	94,724

		957,513

	Energy-Alternate Sources - 0.0%
295,489	BCP Renaissance Parent LLC 4.95%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	226,049

	Engineering & Construction - 0.0%
249,265	Brand Energy & Infrastructure Services, Inc. 5.64%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	210,083

	Entertainment - 0.0%
100,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025	91,750

	Food - 0.1%
	Froneri International plc
EUR 120,000	2.63%, 01/29/2027, 1 mo. EURIBOR + 2.625%	123,698
$ 160,000	2.65%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	147,667
174,561	Hostess Brands LLC 3.51%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	166,380
124,375	U.S. Foods, Inc. 3.07%, 09/13/2026, 1 mo. USD LIBOR + 2.000%	110,280

		548,025

	Food Service - 0.0%
275,000	Aramark Services, Inc. 2.15%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	256,866

	Gas - 0.1%
297,000	Messer Industries GmbH 3.95%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	280,110

	Healthcare-Products - 0.1%
89,952	Avantor Funding, Inc. 3.25%, 11/21/2024, 3 mo. USD LIBOR + 2.250%	88,154
EUR 99,750	Grifols S.A. 2.25%, 11/15/2027, 1 mo. EURIBOR + 2.250%	107,192
$ 200,205	Parexel International Corp. 3.15%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	182,829

		378,175

	Healthcare-Services - 0.3%
99,500	Emerald TopCo, Inc. 4.26%, 07/24/2026, 1 mo. USD LIBOR + 3.500%	93,231
296,250	Envision Healthcare Corp. 4.15%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	202,437

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 255,309	Jaguar Holding Co. 2.90%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	$249,943
	MED ParentCo L.P.
22,843	4.25%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(15)	19,188
91,233	4.65%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	76,633
361,952	MPH Acquisition Holdings LLC 4.20%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	332,319
100,000	Surf Holdings LLC 4.81%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	91,438
130,313	Syneos Health, Inc. 2.15%, 08/01/2024, 1 mo. USD LIBOR + 1.750%	125,549
266,625	Universal Health Services, Inc. 2.15%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	259,959
399,000	Zelis Healthcare Corp. 5.15%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	382,142

		1,832,839

	Household Products - 0.1%
275,447	Diamond (BC) B.V. 3.76%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	236,369
120,000	Reynolds Consumer Products LLC 2.15%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	115,443

		351,812

	Insurance - 0.3%
	Asurion LLC
396,670	4.00%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	381,200
304,000	6.90%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	293,360
369,361	Hub International Ltd. 3.62%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	345,267
	Sedgwick Claims Management Services, Inc.
424,625	3.65%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	388,910
198,500	4.40%, 09/03/2026, 1 mo. USD LIBOR + 4.000%	184,915

		1,593,652

	Leisure Time - 0.1%
275,447	Caesars Resort Collection LLC 3.15%, 12/23/2024, 1 mo. USD LIBOR + 2.750%	231,835
425,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	386,826
246,875	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	213,547

		832,208

	Lodging - 0.1%
237,720	Boyd Gaming Corp. 2.39%, 09/15/2023, 1 Week USD LIBOR + 2.250%	220,041
350,413	Caesars Entertainment Operating Co. 2.40%, 10/07/2024, 1 mo. USD LIBOR + 2.000%	337,494
114,033	Hilton Worldwide Finance LLC 2.24%, 06/22/2026, 1 mo. USD LIBOR + 1.750%	107,951
173,859	Station Casinos LLC 2.66%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	152,827

		818,313

	Media - 0.4%
147,368	AVSC Holding Corp. 4.95%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	97,263
383,175	Charter Communications Operating LLC 2.16%, 02/01/2027, 3 mo. USD LIBOR + 1.750%	367,530
346,493	CSC Holdings LLC 3.31%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	329,231
237,900	Gray Television, Inc. 3.49%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	223,429
493,750	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	430,797
324,636	ION Media Networks, Inc. 3.81%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	294,338

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 296,222	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	$272,432
158,503	Nexstar Broadcasting, Inc. 3.74%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	148,399
244,388	Terrier Media Buyer, Inc. 5.70%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	226,669
242,616	Web.com Group, Inc. 4.95%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	215,727
99,472	William Morris Endeavor Entertainment LLC 4.37%, 05/18/2025, 1 mo. USD LIBOR + 2.750%	73,609
150,000	Ziggo Financing Partnership 3.31%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	139,687

		2,819,111

	Metal Fabricate/Hardware - 0.0%
100,000	Arconic Corp. 3.24%, 03/25/2027, 1 mo. USD LIBOR + 2.750%	99,000
107,759	Rexnord LLC 2.32%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	105,927

		204,927

	Miscellaneous Manufacturing - 0.1%
180,000	Ingersoll-Rand Services Co. 2.15%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	170,460
150,000	Momentive Performance Materials, Inc. 3.66%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	133,285
295,705	USI, Inc. 3.40%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	277,839

		581,584

	Office/Business Equipment - 0.0%
145,000	Pitney Bowes, Inc. 5.91%, 01/17/2025, 1 mo. USD LIBOR + 5.500%	123,975

	Oil & Gas - 0.0%
75,000	California Resources Corp. 6.36%, 12/31/2022, 1 mo. USD LIBOR + 4.750%	16,458

	Oil & Gas Services - 0.0%
109,175	Lower Cadence Holdings LLC 4.40%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	75,194

	Packaging & Containers - 0.2%
	Berry Global, Inc.
275,000	2.83%, 10/01/2022, 3 mo. USD LIBOR + 2.000%	267,553
158,800	2.83%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	151,241
250,937	Flex Acquisition Co., Inc. 4.43%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	233,999
319,223	Reynolds Group Holdings, Inc. 3.15%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	303,728

		956,521

	Pharmaceuticals - 0.2%
110,000	Bausch Health Companies, Inc. 3.72%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	106,287
195,500	Bausch Health Cos., Inc. 3.47%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	187,314
99,000	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	96,731
425,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 2.250%	409,594
246,203	Endo Luxembourg Finance Co., S.a r.l. 5.00%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	223,276
200,000	IQVIA, Inc. 2.50%, 03/07/2024, 3 mo. USD LIBOR + 1.750%	191,650
329,175	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	300,784

		1,515,636

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

	Real Estate - 0.0%
$ 130,000	VICI Properties LLC 2.42%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	$120,282

	Retail - 0.2%
249,608	B.C. Unlimited Liability Co. 2.15%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	233,461
265,909	Bass Pro Group LLC 6.07%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	223,364
197,500	Belron Finance U.S. LLC 3.96%, 11/13/2025, 1 mo. USD LIBOR + 2.250%	184,662
193,347	Harbor Freight Tools USA, Inc. 3.25%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	182,506
128,040	IRB Holding Corp. 3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	111,441
250,000	PetSmart, Inc. 5.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	242,187
227,625	Staples, Inc. 6.02%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	180,582
226,144	U.S. Foods, Inc. 2.15%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	207,876

		1,566,079

	Semiconductors - 0.0%
127,142	Microchip Technology, Inc. 2.41%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	121,897

	Software - 0.4%
100,000	AI Convoy (Luxembourg) S.a.r.l. 4.65%, 01/17/2027, 1 mo. USD LIBOR + 3.500%	94,167
244,372	CCC Information Services, Inc. 3.75%, 04/29/2024, 1 mo. USD LIBOR + 2.750%	231,542
176,888	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	170,034
190,000	DCert Buyer, Inc. 4.40%, 10/16/2026, 1 mo. USD LIBOR + 4.000%	178,283
222,939	Go Daddy Operating Co. LLC 2.15%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	214,969
319,315	Hyland Software, Inc. 4.00%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	305,147
99,146	Infor U.S., Inc. 3.75%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	97,245
34,170	MA FinanceCo. LLC 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	31,368
261,688	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	258,416
230,754	Seattle Spinco, Inc. 2.90%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	211,832
169,628	SS&C Technologies Holdings Europe S.a.r.l 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	162,819
50,766	SS&C Technologies, Inc. 2.15%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	48,741
99,500	Ultimate Software Group, Inc. 4.15%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	94,729
270,857	WEX, Inc. 2.65%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	254,064

		2,353,356

	Telecommunications - 0.2%
147,727	Altice France S.A. 4.50%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	136,036
209,475	CenturyLink, Inc. 2.65%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	197,692
100,000	LCPR Loan Financing LLC 5.81%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	97,750
180,000	T-Mobile USA, Inc. 0.00%, 04/01/2027, 1 mo. USD LIBOR + 1.750%	178,810

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 170,000	Telenet Financing USD LLC 2.81%, 04/30/2028, 1 mo. USD LIBOR + 2.000%	$161,323
185,984	Univision Communications, Inc. 3.75%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	162,998
	Zayo Group Holdings, Inc.
EUR 100,000	3.25%, 03/09/2027, 1 mo. EURIBOR + 3.250%	105,058
$ 165,000	3.40%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	154,640

		1,194,307

	Textiles - 0.0%
246,875	ASP Unifrax Holdings, Inc. 4.82%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	184,263

	Transportation - 0.1%
218,202	Dynasty Acquisition Co., Inc. 4.95%, 04/06/2026, 3 mo. USD LIBOR + 3.500%	190,381
428,205	Savage Enterprises LLC 3.72%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	412,147

		602,528

	Total Senior Floating Rate Interests (cost $29,236,157)	$26,819,438

U.S. Government Agencies - 47.6%
	Mortgage-Backed Agencies - 47.6%
	FHLMC - 9.0%
$ 3,117,816	0.64%, 01/25/2034(1)(3)	$149,926
5,721	0.94%, 07/25/2030, 1 mo. USD LIBOR + 0.450%(4)	5,714
3,489,168	1.13%, 01/25/2030(1)(3)	304,349
330,809	1.24%, 03/25/2030, 1 mo. USD LIBOR + 0.750%(4)	328,176
95,203	1.69%, 10/25/2029, 1 mo. USD LIBOR + 1.200%(4)	94,322
622,714	1.75%, 10/15/2042	633,945
369,893	1.79%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(4)	365,083
585,000	2.29%, 07/25/2030, 1 mo. USD LIBOR + 1.800%(4)	503,606
650,000	2.34%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(2)(4)	552,027
491,626	2.50%, 11/01/2049	512,261
495,153	2.50%, 12/01/2049	515,936
847,217	2.54%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(2)(4)	724,866
733,972	2.69%, 02/25/2024, 1 mo. USD LIBOR + 2.200%(4)	701,514
1,446,116	2.84%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(2)(4)	1,317,584
8,562	3.00%, 05/15/2041	9,183
259,952	3.00%, 07/01/2047	275,001
844,436	3.00%, 01/01/2048	894,034
6,055,746	3.00%, 07/01/2048	6,401,768
20,380,317	3.00%, 01/01/2050	21,527,510
85,842	3.39%, 07/25/2028, 1 mo. USD LIBOR + 2.900%(4)	85,589
251,095	3.40%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(2)(4)	217,620
1,584,367	3.50%, 05/15/2034(1)	135,223
2,067,258	3.50%, 10/15/2042	2,306,146
1,705,360	3.50%, 12/01/2046	1,813,532
1,130,901	3.50%, 01/01/2047	1,213,721
601,161	3.50%, 06/01/2047	638,610
548,322	3.50%, 01/01/2048	582,596
20,671	3.50%, 03/01/2048	21,955
703,213	3.50%, 06/01/2048	744,538
278,408	4.00%, 11/15/2040	321,022
23,250	4.00%, 01/01/2042	25,439
311,131	4.00%, 03/01/2042	344,256
11,309	4.00%, 04/01/2042	12,374
38,758	4.00%, 06/01/2042	42,423
973,751	4.00%, 08/01/2048	1,038,521
1,509,240	4.00%, 12/01/2048	1,608,515
3,051,423	4.00%, 12/01/2049	3,247,886
1,111,789	5.00%, 09/01/2031	1,207,388
416,418	5.00%, 07/01/2035	475,164
207,774	5.00%, 09/01/2035	237,147
25,011	5.00%, 10/01/2035	28,521
21,569	5.00%, 11/01/2035	24,631

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 185,179	5.00%, 12/01/2035	$211,229
9,541	5.00%, 06/01/2036	10,891
197,160	5.00%, 11/01/2036	224,664
167,006	5.00%, 12/01/2036	190,497
184,516	5.00%, 02/01/2037	210,376
91,245	5.00%, 02/01/2038	104,070
136,629	5.00%, 02/01/2039	155,876
334,333	5.00%, 02/15/2048(1)	57,223
190,849	5.00%, 09/01/2048	207,503
150,953	5.00%, 10/01/2048	164,087
158,125	5.00%, 12/01/2048	171,732
130,643	5.00%, 02/01/2049	141,887
1,139,236	5.20%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(4)	966,384
19,893	5.50%, 02/01/2029	21,796
665,924	5.50%, 07/15/2034(1)	146,820
21,906	5.50%, 03/01/2035	24,990
20,383	5.50%, 12/01/2038	22,336
903,907	5.50%, 05/15/2040(1)	194,907
848,973	5.50%, 06/15/2046(1)	186,690
780,451	5.50%, 10/15/2046(1)	167,646
1,445,982	5.50%, 02/01/2049	1,587,064
232,645	5.50%, 03/01/2049	255,398
800,000	6.04%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(4)	804,020
525,000	6.10%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(4)	525,001

		58,942,709

	FNMA - 8.4%
$ 2,672,099	0.35%, 01/25/2030(1)(3)	$64,587
6,837,077	1.33%, 06/25/2034(1)(3)	726,589
3,363,924	1.57%, 05/25/2029(1)(3)	343,661
7,530	2.00%, 09/25/2041	7,730
14,847	2.00%, 12/25/2041	15,282
892,885	2.00%, 03/25/2044	916,397
939,137	2.00%, 05/25/2044	966,393
14,042	2.50%, 12/25/2041	14,627
17,697	2.50%, 03/25/2046	18,460
7,968,553	2.50%, 11/01/2049	8,303,015
370,000	2.88%, 11/01/2027	410,002
255,000	3.00%, 07/01/2027	283,920
330,000	3.00%, 12/01/2029	369,960
2,650,000	3.00%, 04/25/2033	189,641
1,002,824	3.00%, 08/25/2042	1,068,924
1,324,759	3.00%, 11/25/2042	1,440,701
19,981	3.00%, 02/25/2043	20,913
132,888	3.00%, 01/25/2046	137,048
2,132,402	3.00%, 02/25/2047	2,287,257
183,463	3.00%, 05/25/2047	189,869
1,357,092	3.00%, 09/25/2047	1,446,866
759,207	3.00%, 06/25/2048	809,579
1,143,831	3.00%, 08/25/2049	1,225,433
53,766	3.00%, 12/25/2054	56,520
199,488	3.10%, 02/01/2027	222,025
502,627	3.10%, 12/01/2027	564,103
345,000	3.16%, 08/01/2027	386,840
600,000	3.18%, 02/01/2027	669,801
327,829	3.22%, 07/01/2032	372,769
1,270,960	3.50%, 06/25/2033(1)	100,298
1,226,829	3.50%, 08/25/2033(1)	126,871
1,140,670	3.50%, 04/25/2034(1)	83,064
8,932	3.50%, 05/25/2042	9,641
499,255	3.50%, 07/25/2044	532,674
18,023	3.50%, 03/25/2045	18,781
792,179	3.50%, 12/01/2045	851,254
1,021,500	3.50%, 12/01/2047	1,085,009
1,380,039	3.50%, 01/01/2048	1,465,011
148,565	3.50%, 02/25/2048	155,555

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 331,140	3.50%, 06/01/2048	$351,003
606,929	3.50%, 03/25/2049	649,744
1,221,583	3.50%, 04/25/2049	1,331,781
1,215,335	3.50%, 05/25/2053	1,303,787
675,656	3.50%, 07/25/2054	716,441
1,423,699	3.50%, 05/01/2056	1,544,548
625,648	3.50%, 05/25/2056	669,442
391,251	3.50%, 10/25/2056	420,290
1,343,537	3.50%, 11/25/2057	1,465,970
2,084,425	3.50%, 05/01/2058	2,256,105
170,941	4.00%, 08/01/2038	184,937
5,855	4.00%, 11/01/2040	6,405
72,888	4.00%, 02/01/2041	79,640
896,506	4.00%, 06/01/2041	976,093
11,884	4.00%, 09/01/2041	13,043
25,239	4.00%, 10/01/2041	27,609
414,040	4.00%, 01/01/2042	453,027
448,804	4.00%, 02/01/2042	496,415
158,075	4.00%, 05/01/2042	172,961
4,651	4.00%, 09/01/2042	5,265
2,382,483	4.00%, 01/01/2043	2,606,715
48,854	4.00%, 10/01/2043	53,404
2,246,470	4.00%, 10/01/2047	2,421,095
3,898,639	4.00%, 07/01/2048	4,148,715
2,133,995	4.00%, 02/01/2049	2,273,116
766,974	4.50%, 09/25/2048(1)	149,717
1,858,217	4.50%, 01/01/2051	2,072,752
23,971	5.00%, 02/01/2036	27,374
8,980	5.00%, 03/01/2036	10,256
675,078	5.00%, 06/25/2048(1)	132,720
754,740	5.50%, 08/25/2038(1)	164,195
706,629	5.50%, 04/25/2044(1)	150,739
530,072	6.50%, 03/25/2045(1)	146,037

		55,438,411

	GNMA - 16.6%
$ 346,540	1.75%, 09/20/2043	$353,809
712,756	2.00%, 01/20/2042	738,452
294,832	2.00%, 06/16/2042	302,975
275,643	2.50%, 05/20/2040	289,049
17,575,000	2.50%, 05/20/2050(16)	18,555,355
12,600,000	2.50%, 06/22/2050(16)	13,269,375
1,531,636	3.00%, 02/20/2047	1,635,151
350,184	3.00%, 10/20/2047	369,681
8,432,384	3.00%, 01/20/2050	8,986,438
18,750,000	3.00%, 05/20/2050(16)	19,959,686
713,907	3.50%, 11/20/2042	772,104
392,495	3.50%, 07/20/2046	421,327
388,310	3.50%, 10/20/2046	417,197
541,116	3.50%, 05/20/2047	579,719
569,949	3.50%, 07/20/2047	609,733
534,722	3.50%, 03/20/2048	569,588
2,160,203	3.50%, 11/20/2049	2,294,865
10,600,000	3.50%, 05/20/2050(16)	11,244,281
734,123	4.00%, 09/20/2042(1)	96,583
562,184	4.00%, 12/20/2044(1)	83,068
1,532,944	4.00%, 08/20/2045	1,667,052
282,113	4.00%, 09/20/2047	302,637
97,150	4.00%, 04/20/2048	103,674
1,397,780	4.00%, 06/20/2049	1,484,862
1,808,991	4.00%, 07/20/2049	1,921,666
10,249,000	4.00%, 05/20/2050(16)	10,903,164
1,528,757	4.50%, 06/16/2043(1)	257,579
826,712	4.50%, 05/20/2045	140,417
1,292,504	4.50%, 08/20/2045	208,907
1,261,903	4.50%, 12/16/2046(1)	194,106

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

$ 991,446	4.50%, 05/20/2048(1)	$106,851
618,221	4.50%, 06/20/2048(1)	108,594
5,820,000	4.50%, 05/20/2050(16)	6,226,491
598,010	5.00%, 12/20/2043(1)	122,040
1,187,259	5.00%, 07/16/2044(1)	182,515
648,591	5.00%, 11/16/2046(1)	117,067
607,015	5.00%, 06/16/2047(1)	109,060
734,412	5.00%, 11/16/2047(1)	116,809
2,065,000	5.00%, 05/20/2050(16)	2,226,012
529,431	5.50%, 02/20/2044(1)	76,540
426,132	5.50%, 09/15/2045	478,791
592,323	5.50%, 09/20/2045(1)	126,422

		108,729,692

	UMBS - 13.6%
$ 925,000	2.00%, 05/18/2035(16)	$953,834
515,000	2.00%, 05/13/2050(16)	525,240
875,000	2.00%, 06/11/2050(16)	890,639
5,875,000	2.50%, 05/18/2035(16)	6,142,817
29,585,000	2.50%, 05/13/2050(16)	30,815,782
6,093,000	3.00%, 05/18/2035(16)	6,425,259
6,995,000	3.00%, 05/13/2050(16)	7,384,370
22,385,000	3.50%, 05/13/2050(16)	23,653,128
1,503,306	4.00%, 05/13/2050(16)	1,601,196
10,050,000	4.50%, 05/13/2050(16)	10,835,156
240,000	5.00%, 05/13/2050(16)	260,851

		89,488,272

	Total U.S. Government Agencies (cost $307,520,977)	$312,599,084

U.S. Government Securities - 12.6%
	U.S. Treasury Securities - 12.6%
	U.S. Treasury Bonds - 10.5%
$ 1,059,389	1.00%, 02/15/2048(17)	$1,396,874
2,525,000	3.00%, 11/15/2045	3,484,303
700,000	3.00%, 02/15/2047	977,402
2,645,000	3.13%, 08/15/2044	3,681,303
7,675,000	3.63%, 08/15/2043	11,402,472
23,825,000	3.63%, 02/15/2044(18)(19)	35,561,604
8,268,000	3.75%, 11/15/2043	12,530,542

		69,034,500

	U.S. Treasury Notes - 2.1%
3,367,572	0.38%, 01/15/2027(17)	3,536,378
980,441	0.50%, 01/15/2028(17)	1,047,440
4,452,210	0.63%, 01/15/2026(17)	4,697,528
3,067,958	0.88%, 01/15/2029(17)	3,415,238
801,754	1.00%, 02/15/2049(17)	1,071,628

		13,768,212

	Total U.S. Government Securities (cost $65,694,018)	$82,802,712

	Total Long-Term Investments (cost $784,335,810)	$811,308,409

Short-Term Investments - 5.3%
	Commercial Paper - 0.6%
	Boeing Co.
250,000	1.63%, 06/03/2020(10)	249,622
500,000	1.65%, 07/01/2020(10)	497,847
300,000	1.92%, 07/31/2020(10)	298,073
500,000	CNPC Finance 2.09%, 06/15/2020(10)	498,687
250,000	Electricite de France S.A. 1.63%, 05/12/2020(10)	249,866
300,000	Enel Finance America 1.83%, 05/06/2020(10)	299,910

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

250,000	General Motors Financial Co., Inc. 0.00%, 05/15/2020(10)		$249,814
	Intesa Funding LLC
305,000	1.89%, 08/14/2020(10)		304,210
300,000	2.22%, 06/08/2020(10)		299,291
700,000	Nissan Motor Acceptance Corp. 1.93%, 10/15/2020(10)		688,567

			3,635,887

	Other Investment Pools & Funds - 4.4%
29,196,243	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(20)		29,196,243

	Securities Lending Collateral - 0.3%
88,590	Citibank NA DDCA, 0.04%, 5/1/2020(20)		88,590
814,408	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.18%(20)		814,408
494,825	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.25%(20)		494,825
370,459	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.13%(20)		370,459

			1,768,282

	Total Short-Term Investments (cost $34,606,043)		$34,600,412

	Total Investments Excluding Purchased Options (cost $818,941,853)	128.9%	$845,908,821
	Total Purchased Options (cost $341,016)	0.1%	$420,561

	Total Investments (cost $819,282,869)	129.0%	$846,329,382
	Other Assets & Liabilities	(29.0)%	(190,213,004)

	Total Net Assets	100.0%	$656,116,378

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Securities disclosed are interest-only strips.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $125,417,167, representing 19.1% of net assets.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2020. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities was $12,553,254, representing 1.9% of net assets.

(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	The rate shown represents current yield to maturity.
(11)	Security is a zero-coupon bond.
(12)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,255,000 at April 30, 2020.

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

(13)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2020.

(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2020, the aggregate value of the unfunded commitment was $19,188, which rounds to 0.0% of total net assets.
(16)	Represents or includes a TBA transaction.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2020, the market value of securities pledged was $1,686,657.
(19)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2020, the market value of securities pledged was $2,761,342.
(20)	Current yield as of period end.

OTC Swaption Contracts Outstanding at April 30, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased swaption contracts:

Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	HSBC	2.45%	Pay	08/02/27	USD	827,000	827,000	$375,954	$92,541	$283,413

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	1.70%	Pay	11/23/20	USD	3,630,000	3,630,000	$4,704	$90,931	$(86,227)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	HSBC	2.45%	Receive	08/02/27	USD	827,000	827,000	39,903	157,544	(117,641)

Total Puts								$44,607	$248,475	$(203,868)

Total purchased OTC swaption contracts								$420,561	$341,016	$79,545

* Swaptions with forward premiums.

OTC Swaption Contracts Outstanding at April 30, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written swaption contracts:
Calls
CDX.NA.IG.34	MSC	105.00%	Receive	05/20/20	USD	(48,615,000)	48,615,000	$(456,965)	$(345,167)	$(111,798)
CDX.NA.IG.34	MSC	95.00%	Receive	05/20/20	USD	(24,080,000)	24,080,000	(131,617)	(183,008)	51,391
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 04/06/51	BOA	0.90%	Pay	03/31/21	USD	(276,000)	276,000	$(21,277)	(23,529)	$2,252

Total Calls								$(609,859)	$(551,704)	$(58,155)

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

Written swaption contracts:
Puts
CDX.NA.IG.34	MSC	105.00%	Receive	05/20/20	USD	(48,615,000)	48,615,000	$(54,037)	$(179,875)	$125,838
CDX.NA.IG.34	MSC	95.00%	Receive	05/20/20	USD	(24,080,000)	24,080,000	(50,568)	(103,544)	52,976
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 04/06/51	BOA	0.90%	Receive	03/31/21	USD	(276,000)	276,000	(17,689)	(23,529)	5,840

Total Puts								$(122,294)	$(306,948)	$184,654

Total written OTC swaption contracts								$(732,153)	$(858,652)	$126,499

Futures Contracts Outstanding at April 30, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Canadian Government 10-Year Bond Future	22	06/19/2020	$2,366,234	$9,104
U.S. Treasury 2-Year Note Future	240	06/30/2020	52,903,125	22,949
U.S. Treasury 5-Year Note Future	229	06/30/2020	28,735,922	197,973
U.S. Treasury 10-Year Note Future	248	06/19/2020	34,487,500	221,630

Total				$451,656

Short position contracts:
Euro-BUXL 30-Year Bond Future	3	06/08/2020	$720,269	$(2,763)
U.S. Treasury 10-Year Ultra Future	157	06/19/2020	24,653,906	37,238
U.S. Treasury Long Bond Future	158	06/19/2020	28,602,938	(1,091,797)
U.S. Treasury Ultra Bond Future	8	06/19/2020	1,798,250	33,204

Total				$(1,024,118)

Total futures contracts				$(572,462)

TBA Sale Commitments Outstanding at April 30, 2020
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
GNMA II, 2.50%	$4,750,000	05/20/2050	$(5,014,959)	$5,939
UMBS, 4.00%	4,531,306	05/13/2050	(4,826,369)	9,506

Total (proceeds receivable $9,856,773)			$(9,841,328)	$15,445

At April 30, 2020, the aggregate market value of TBA Sale Commitments represents (1.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2020

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/ Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BB.6	GSC	USD	1,475,000	5.00%	05/11/63	Monthly	$—	$(359,659)	$(759,968)	$(400,309)
CMBX.NA.BB.8	GSC	USD	1,360,000	5.00%	10/17/57	Monthly	—	(246,290)	(883,905)	(637,615)
CMBX.NA.BBB-.6	MSC	USD	1,035,000	3.00%	05/11/63	Monthly	—	(64,227)	(336,424)	(272,197)
CMBX.NA.BBB-.6	DEUT	USD	175,000	3.00%	05/11/63	Monthly	—	(24,311)	(68,593)	(44,282)
CMBX.NA.BBB-.6	MSC	USD	2,775,000	3.00%	05/11/63	Monthly	—	(371,629)	(902,236)	(530,607)

Total							$—	$(1,066,116)	$(2,951,126)	$(1,885,010)

Total OTC credit default swap contracts							$—	$(1,066,116)	$(2,951,126)	$(1,885,010)

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2020

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.34.V1	USD	4,410,000	(5.00%)	06/20/25	Quarterly	$217,977	$205,674	$(12,303)

Sell protection:
CDX.NA.IG.33.V1	USD	6540000	1.00%	12/20/24	Quarterly	$155,234	$52,948	$(102,286)
CDX.EM.33.V1	USD	10,970,000	1.00%	06/20/25	Quarterly	$(1,298,513)	$(1,174,249)	$124,264

Total						$(1,143,279)	$(1,121,301)	$21,978

Total Centrally Cleared Credit Default Swap						$(925,302)	$(915,627)	$9,675

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2020

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.00% Fixed	USD	4,135,000	03/21/23	Semi-Annual	$66,885	$—	$(201,189)	$(268,074)
3 Mo. USD LIBOR	2.63% Fixed	USD	1,280,000	02/01/26	Semi-Annual	—	—	(163,445)	(163,445)
3 Mo. USD LIBOR	2.75% Fixed	USD	120,000	12/20/47	Semi-Annual	—	(2,482)	(60,588)	(58,106)
3 Mo. USD LIBOR	2.85% Fixed	USD	403,000	02/01/49	Semi-Annual	—	—	(220,127)	(220,127)
3 Mo. USD LIBOR	2.38% Fixed	USD	199,000	05/31/49	Semi-Annual	—	—	(85,346)	(85,346)
3 Mo. USD LIBOR	0.76% Fixed	USD	152,000	03/13/50	Semi-Annual	—	—	2,235	2,235
3 Mo. USD LIBOR	0.85% Fixed	USD	28,000	03/30/50	Semi-Annual	—	—	245	245
3 Mo. USD LIBOR	0.85% Fixed	USD	39,000	04/01/50	Semi-Annual	3	—	289	286
3 Mo. USD LIBOR	0.84% Fixed	USD	101,000	04/20/50	Semi-Annual	37	—	(673)	(710)

Total centrally cleared interest rate swap contracts						$66,925	$(2,482)	$(728,599)	$(793,042)

Foreign Currency Contracts Outstanding at April 30, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,459,000	AUD	4,085,847	USD	JPM	05/29/20	$143,296	$—
6,114,000	CAD	4,367,342	USD	BNP	05/29/20	34,910	—
335,000	EUR	364,686	USD	MSC	06/17/20	2,603	—
1,367,000	EUR	1,501,863	USD	JPM	06/17/20	6,201	(9,307)
359,000	EUR	398,264	USD	GSC	06/17/20	—	(4,662)
181,000	GBP	213,554	USD	JPM	06/17/20	14,797	—
4,183,793	USD	6,335,000	AUD	RBS	05/29/20	35,841	—
77,775	USD	124,000	AUD	JPM	05/29/20	—	(3,417)
75,433	USD	100,000	CAD	BNP	05/07/20	3,436	—
248,910	USD	330,000	CAD	BMO	05/22/20	11,306	—
177,823	USD	235,000	CAD	DEUT	05/22/20	8,620	—
4,507,751	USD	5,985,000	CAD	HSBC	05/29/20	198,383	—
91,520	USD	129,000	CAD	RBS	05/29/20	—	(1,363)

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

195,151	USD	260,000	CAD	UBS	06/01/20	7,942	—
37,596	USD	50,000	CAD	DEUT	06/01/20	1,595	—
86,973	USD	115,000	CAD	RBS	07/02/20	4,159	—
37,700	USD	50,000	CAD	MSC	07/07/20	1,693	—
398,041	USD	520,000	CAD	NAB	08/06/20	23,529	—
91,311	USD	120,000	CAD	CBK	08/14/20	4,883	—
79,170	USD	105,000	CAD	MSC	08/14/20	$3,546	$—
307,359	USD	405,000	CAD	SCB	09/08/20	15,655	—
470,027	USD	618,000	CAD	MSC	09/18/20	24,899	—
150,870	USD	200,000	CAD	GSC	11/19/20	6,796	—
742,423	USD	985,000	CAD	HSBC	11/25/20	32,844	—
184,378	USD	245,000	CAD	CBK	11/25/20	7,883	—
76,070	USD	100,000	CAD	MSC	11/27/20	4,031	—
706,117	USD	630,000	EUR	JPM	05/14/20	15,890	—
717,684	USD	662,000	EUR	MSC	05/29/20	—	(7,826)
4,269,988	USD	3,813,000	EUR	DEUT	06/17/20	89,473	—
969,909	USD	890,000	EUR	JPM	06/22/20	—	(5,985)
78,343	USD	70,000	EUR	MSC	11/27/20	1,305	—
635,948	USD	507,000	GBP	BMO	06/17/20	—	(3,687)
1,812,494	USD	196,700,000	JPY	JPM	05/07/20	—	(27,107)
5,036,015	USD	550,650,000	JPY	MSC	05/11/20	—	(114,127)
2,434,431	USD	266,000,000	JPY	MSC	05/18/20	—	(53,669)
1,827,122	USD	203,650,000	JPY	MSC	05/26/20	—	(77,983)
875,108	USD	95,100,000	JPY	JPM	06/01/20	—	(14,599)
189,688	USD	20,000,000	JPY	JPM	06/08/20	2,554	—
740,022	USD	77,350,000	JPY	BNP	06/15/20	16,191	—
190,721	USD	20,000,000	JPY	SCB	06/22/20	3,540	—
662,939	USD	13,455,000	MXN	GSC	06/10/21	125,995	—
Total Foreign Currency Contract						$853,796	$(323,732)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ICE	Intercontinental Exchange, Inc.
MSCI	Morgan Stanley Capital International

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PT	Perseroan Terbatas
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Total Return Bond ETF
Schedule of Investments – (continued) April 30, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$102,904,237	$—	$102,904,237	$—
Corporate Bonds	244,052,613	—	244,052,613	—
Foreign Government Obligations	30,602,047	—	30,602,047	—
Municipal Bonds	11,528,278	—	11,528,278	—
Senior Floating Rate Interests	26,819,438	—	26,819,438	—
U.S. Government Agencies	312,599,084	—	312,599,084	—
U.S. Government Securities	82,802,712	—	82,802,712	—
Short-Term Investments	34,600,412	30,964,525	3,635,887	—
Purchased Options	420,561	—	420,561	—
Foreign Currency Contracts(2)	853,796	—	853,796	—
Futures Contracts(2)	522,098	522,098	—	—
Swaps - Credit Default(2)	124,264	—	124,264	—
Swaps - Interest Rate(2)	2,766	—	2,766	—

Total	$847,832,306	$31,486,623	$816,345,683	$—

Liabilities
Foreign Currency Contracts(2)	$(323,732)	$—	$(323,732)	$—
Futures Contracts(2)	(1,094,560)	(1,094,560)	—	—
Swaps - Credit Default(2)	(1,999,599)	—	(1,999,599)	—
Swaps - Interest Rate(2)	(795,808)	—	(795,808)	—
TBA Sale Commitments	(9,841,328)	—	(9,841,328)	—
Written Options	(732,153)	—	(732,153)	—

Total	$(14,787,180)	$(1,094,560)	$(13,692,620)	$—

(1)	For the period ended April 30, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Funds Exchange-Traded Trust

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

The net asset value per share (“NAV”) is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

●

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange -traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

●

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

●

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-annual or Annual Report.

2. Securities Lending:

The Trust has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of April 30, 2020.

Fund	Investment Securities on Loan, at market value(1)	Collateral Posted by Borrower(2)	Net Amount(3)

Short Duration ETF	$209,964	$(209,964)	$—
Total Return Bond ETF	1,705,097	(1,705,097)	—

(1) It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2) Collateral received in excess of the market value of securities on loan is not presented in this table.

(3)Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral

Short Duration ETF	$214,868	$—
Total Return Bond ETF	1,768,282	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

Short Duration ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$214,868	$—	$—	$—	$214,868

Total Borrowings	$214,868	$—	$—	$—	$214,868

Gross amount of recognized liabilities for securities lending transactions					$214,868

Total Return Bond ETF	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$732,382	$—	$—	$—	$732,382
Municipal Bonds	1,035,900	—	—	—	1,035,900

Total Borrowings	$1,768,282	$—	$—	$—	$1,768,282

Gross amount of recognized liabilities for securities lending transactions					$1,768,282

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.